UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (513) 878-4066
                                                           --------------

                  Date of fiscal year end: 12/31
                                           -----

                       Date of reporting period: 06/30/08
                                                 --------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund
Touchstone Core Bond Fund
Touchstone High Yield Fund
Touchstone Large Cap Core Equity Fund
Touchstone Mid Cap Growth Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

                                                                           3
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                        June 30, 2008

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------

                     TOUCHSTONE BARON SMALL CAP GROWTH FUND
                     --------------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     39.4
Financial Services                                                         16.4
Energy                                                                     14.4
Health Care                                                                 9.9
Consumer Staples                                                            4.5
Utilities                                                                   3.4
Autos & Transportation                                                      3.0
Producer Durables                                                           2.1
Materials & Processing                                                      1.7
Investment Funds                                                           33.3
Other Assets/Liabilities (Net)                                            (28.1)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
BBB/Baa                                                                     8.2
BB                                                                         33.7
B                                                                          54.0
CCC                                                                         4.1
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                19.4
Energy                                                                     18.5
Technology                                                                 15.3
Consumer Discretionary                                                     12.4
Producer Durables                                                          12.4
Financial Services                                                         11.4
Materials & Processing                                                      5.5
Autos & Transportation                                                      1.7
Consumer Staples                                                            0.6
Investment Funds                                                           24.2
Other Assets/Liabilities (Net)                                            (21.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         26.1
Energy                                                                     19.0
Materials & Processing                                                     15.1
Technology                                                                  8.6
Producer Durables                                                           8.0
Autos & Transportation                                                      7.1
Consumer Discretionary                                                      2.2
Health Care                                                                 2.1
Utilities                                                                   0.1
Investment Funds                                                           17.6
Other Assets/Liabilities (Net)                                             (5.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TOUCHSTONE CORE BOND FUND
                            -------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              14.4
U.S. Agency                                                                28.5
AAA/Aaa                                                                    26.1
AA/Aa                                                                       2.3
A/A                                                                         6.9
BBB/Baa                                                                    12.2
B/B                                                                         9.6
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     TOUCHSTONE LARGE CAP CORE EQUITY FUND
                     -------------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Technology                                                                 16.3
Producer Durables                                                          16.0
Financial Services                                                         15.0
Energy                                                                     14.5
Health Care                                                                10.8
Consumer Discretionary                                                      8.1
Consumer Staples                                                            7.6
Utilities                                                                   5.7
Autos & Transportation                                                      3.6
Materials & Processing                                                      1.5
Investment Funds                                                            8.3
Other Assets/Liabilities (Net)                                             (7.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 96.1
FW1(NR)                                                                     3.9
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 57.3
Corporate Notes/Commercial Paper                                           31.2
Taxable Municipal Bonds                                                     7.4
Money Market Sweep                                                          4.1
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

    4
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued

--------------------------------------------------------------------------------

                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                           30.0
Other Assets/Liabilities (Net)                                            (29.2)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.3
Investment Funds                                                           20.0
Other Assets/Liabilities (Net)                                            (18.3)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.0
Investment Funds                                                           16.9
Other Assets/Liabilities (Net)                                            (15.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.1
Investment Funds                                                           30.1
Other Assets/Liabilities (Net)                                            (29.2)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

                                                                           5
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 94.8%
   AUTOS & TRANSPORTATION -- 3.0%
       6,896   American Railcar Industries, Inc.                 $      115,715
      15,750   Genesee & Wyoming, Inc.*                                 535,815
--------------------------------------------------------------------------------
                                                                        651,530
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 39.4%
      11,800   Ameristar Casinos, Inc.+                                 163,076
       9,000   California Pizza Kitchen, Inc.*                          100,710
      30,000   CarMax, Inc.*+                                           425,700
      13,750   Cheesecake Factory, Inc. (The)*                          218,763
       7,000   Chemed Corp.                                             256,270
      10,000   Choice Hotels International, Inc.                        265,000
      15,000   Copart, Inc.*                                            642,300
       6,500   CoStar Group, Inc.*                                      288,925
      22,500   DeVry, Inc.                                            1,206,450
      30,000   Dick's Sporting Goods, Inc.*                             532,200
       4,000   Gaylord Entertainment Co.*+                               95,840
      10,000   Isle of Capri Casinos, Inc.*+                             47,900
      11,250   J. Crew Group, Inc.*                                     371,363
      24,000   LKQ Corp.*                                               433,680
       5,200   National CineMedia, Inc.                                  55,432
       5,000   Panera Bread Co.*+                                       231,300
      20,000   Penske Automotive Group, Inc.+                           294,800
       4,500   Pinnacle Entertainment, Inc.*                             47,205
       6,000   Polo Ralph Lauren Corp. - Class A                        376,680
      14,000   Sonic Corp.*                                             207,200
       3,000   Steiner Leisure, Ltd.*                                    85,050
       4,000   Strayer Education, Inc.                                  836,280
       5,500   Tractor Supply Co.*                                      159,720
       7,500   Under Armour, Inc. - Class A*+                           192,300
      10,000   Vail Resorts, Inc.*+                                     428,300
       7,100   Wynn Resorts, Ltd.*+                                     577,585
--------------------------------------------------------------------------------
                                                                      8,540,029
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.5%
       7,000   Church & Dwight Co., Inc.+                               394,450
      10,000   Peet's Coffee & Tea, Inc.*+                              198,200
       8,000   Ralcorp Holdings*+                                       395,520
--------------------------------------------------------------------------------
                                                                        988,170
--------------------------------------------------------------------------------
   ENERGY -- 14.4%
       3,500   Carrizo Oil & Gas, Inc.*+                                238,315
      15,000   Encore Acquisition Co.*                                1,127,850
       8,500   EXCO Resources, Inc.*                                    313,735
      13,000   FMC Technologies, Inc.*                                1,000,090
       5,000   SEACOR Holdings, Inc.*+                                  447,550
--------------------------------------------------------------------------------
                                                                      3,127,540
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 16.4%
       5,500   Acadia Realty Trust                                      127,325
       1,500   Alexander's, Inc.*+                                      465,900
      12,000   Arch Capital Group, Ltd.*                                795,840
      22,000   CB Richard Ellis Group, Inc.*                            422,400
      15,000   Cohen & Steers, Inc.+                                    389,550
       2,752   Digital Realty Trust                                     112,584
       3,150   Evercore Partners, Inc. - Class A                         29,925
       6,000   FCStone Group, Inc.*                                     167,580
       5,000   Glacier Bancorp, Inc.+                                    79,950
      24,000   Jefferies Group, Inc.+                                   403,680
       3,200   Morningstar, Inc.*                                       230,496
       7,000   SVB Financial Group*+                                    336,770
--------------------------------------------------------------------------------
                                                                      3,562,000
--------------------------------------------------------------------------------
   HEALTH CARE -- 9.9%
      16,000   AMERIGROUP Corp.*                                        332,800
       5,000   Charles River Laboratories
               International, Inc.*                                     319,600
       6,000   Community Health Systems, Inc.*                          197,880
      11,000   Edwards Lifesciences Corp.*                              682,440
       3,500   Emeritus Corp.*                                           51,170
      20,000   Hlth Corp.*                                              226,400
      11,000   PSS World Medical, Inc.*+                                179,300
       6,000   VCA Antech, Inc.*                                        166,680
--------------------------------------------------------------------------------
                                                                      2,156,270
--------------------------------------------------------------------------------
   MATERIALS & PROCESSING -- 1.7%
       5,500   AECOM Technology Corp.*                                  178,915
       7,400   Macquarie Infrastructure Co.                             187,146
--------------------------------------------------------------------------------
                                                                        366,061
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 2.1%
      12,500   SBA Communications Corp.*                                450,125
--------------------------------------------------------------------------------
   UTILITIES -- 3.4%
      10,000   ITC Holdings Corp.                                       511,100
       8,820   Southern Union Co.                                       238,316
--------------------------------------------------------------------------------
                                                                        749,416
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   20,591,141
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 33.3%
   6,044,800   BBH Securities Lending Fund **                         6,044,800
   1,185,702   Touchstone Institutional
               Money Market Fund ^                                    1,185,702
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    7,230,502
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 128.1%
(COST $21,412,434)                                               $   27,821,643
LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.1%)                     (6,095,282)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   21,726,361
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $5,783,617.

**    Represents collateral for securities loaned. .

The accompanying notes are an integral part of the financial statements.

    6
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 28.2%
   BANKING -- 0.7%
$    250,000   Key Bank NA                    5.50     9/17/12   $      232,122
     100,000   Wachovia Capital
               Trust III                      5.80     3/15/42           68,000
--------------------------------------------------------------------------------
                                                                        300,122
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.4%
     175,000   Mohawk
               Industries, Inc.               5.75     1/15/11          175,357
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 3.6%
     175,000   Baltimore Gas &
               Electric                       6.35     10/1/36          159,401
     215,000   Centerpoint
               Energy, Inc.                   5.95      2/1/17          203,548
     155,000   Detroit Edison Co.             5.60     6/15/18          153,621
     145,000   Duke Capital                   8.00     10/1/19          158,616
     160,000   Enel Finance
               International, 144A            6.25     9/15/17          161,900
     145,000   FPL Group
               Capital, Inc.                  6.35     10/1/66          126,546
     210,000   Midamerican
               Energy Holdings                6.13      4/1/36          201,656
     145,000   Pacific Gas & Electric         5.80      3/1/37          135,187
     175,000   Southern Power Co.             4.88     7/15/15          165,485
--------------------------------------------------------------------------------
                                                                      1,465,960
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.3%
     260,000   American General
               Finance                        4.88     7/15/12          238,794
     180,000   American Water
               Capital Corp.                  6.59    10/15/37          166,097
     190,000   Caterpillar
               Financial Services             5.45     4/15/18          188,360
     295,000   Countrywide
               Home Loan                      4.13     9/15/09          281,749
     290,000   General Electric
               Capital Corp.                  5.63      5/1/18          280,446
     235,000   John Deere
               Capital Corp.                  5.35      4/3/18          231,597
     125,000   Morgan Stanley                 5.63      1/9/12          125,093
     220,000   XSTRATA Finance
               Canada, 144A                   5.50    11/16/11          217,619
--------------------------------------------------------------------------------
                                                                      1,729,755
--------------------------------------------------------------------------------
   FOOD -- 1.0%
     225,000   Kraft Foods, Inc.              6.00     2/11/13          227,323
     180,000   McDonald's Corp.               6.30    10/15/37          179,025
--------------------------------------------------------------------------------
                                                                        406,348
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
     150,000   Astrazeneca PLC                6.45     9/15/37          152,707
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 1.2%
     212,000   British Sky
               Broadcasting                   6.88     2/23/09          215,214
     280,000   Time Warner
               Cable, Inc.                    6.20      7/1/13          284,723
--------------------------------------------------------------------------------
                                                                        499,937
--------------------------------------------------------------------------------
   METALS & MINING -- 0.9%
     220,000   Arcelormittal, 144A            5.38      6/1/13          216,630
     165,000   Nucor Corp.                    5.00      6/1/13          166,135
--------------------------------------------------------------------------------
                                                                        382,765
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 9.3%
   4,098,600   Dow Jones CDX
               HY 8-T1                        7.63     6/29/12        3,762,925
--------------------------------------------------------------------------------
   OIL & GAS -- 1.1%
     120,000   Encana Corp.                   6.50     8/15/34          117,728
      65,000   Plains All American
               Pipeline                       6.65     1/15/37           60,618
     110,000   R.R. Donnelley &
               Sons Co.                       5.63     1/15/12          107,732
     150,000   XTO Energy, Inc.               5.50     6/15/18          143,248
--------------------------------------------------------------------------------
                                                                        429,326
--------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 0.6%
     245,000   Canadian Pacific
               Railroad Co.                   5.75     5/15/13          243,588
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.9%
     155,000   Avalonbay
               Communities                    5.75     9/15/16          146,485
     200,000   Brandywine
               Operating
               Partnership                    5.40     11/1/14          177,448
     280,000   Prologis                       5.25    11/15/10          279,531
     175,000   WEA Finance, 144A              5.70     10/1/16          163,421
--------------------------------------------------------------------------------
                                                                        766,885
--------------------------------------------------------------------------------
   RETAIL -- 1.1%
     140,000  Federated
              Retail Holding                  5.35     3/15/12          130,089
     120,000  May Department
              Stores                          5.95     11/1/08          119,904
     185,000  Wal-Mart
              Stores, Inc.                    5.80     2/15/18          191,548
--------------------------------------------------------------------------------
                                                                        441,541
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.7%
     175,000   AT&T, Inc.                     6.80     5/15/36          175,351
     175,000   Deutsche Telekom
               Finance                        5.38     3/23/11          176,035
     180,000   Rogers Wireless, Inc.          7.50     3/15/15          190,546
     175,000   Verizon
               Communications                 6.25      4/1/37          161,184
--------------------------------------------------------------------------------
                                                                        703,116
--------------------------------------------------------------------------------
     TOTAL CORPORATE BONDS                                       $   11,460,332
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           7
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

AGENCY MORTGAGE-BACKED SECURITIES -- 21.4%
$     17,339   FHLMC                          7.00      5/1/30   $       18,288
     430,599   FHLMC                          5.50      5/1/33          426,629
     319,789   FHLMC                          5.00      8/1/33          308,403
     390,527   FHLMC                          6.00      9/1/35          394,913
     626,028   FHLMC                          6.00     12/1/36          633,058
   1,015,000   FNMA                           5.38     6/12/17        1,061,038
     223,788   FNMA                           4.50      6/1/18          218,851
      42,488   FNMA                           8.00      5/1/30           45,972
      34,483   FNMA                           7.50      1/1/31           37,157
      27,474   FNMA                           6.50      6/1/31           28,298
     183,709   FNMA                           6.50      6/1/32          191,105
      37,607   FNMA                           6.50      9/1/32           39,040
     217,931   FNMA                           6.50      9/1/32          226,235
     130,930   FNMA                           6.50     12/1/32          135,919
     321,017   FNMA                           4.50      8/1/33          299,110
     589,510   FNMA                           5.50      8/1/33          584,524
     392,858   FNMA                           5.50     10/1/33          389,535
     136,842   FNMA                           5.00      4/1/34          131,841
     585,309   FNMA                           5.00      4/1/34          563,920
     497,596   FNMA                           6.00     10/1/35          498,681
     607,115   FNMA                           5.50      4/1/36          613,720
     675,371   FNMA                           6.00      7/1/36          682,111
     731,411   FNMA                           5.50      7/1/37          721,798
     284,128   FNMA                           6.50      8/1/37          292,852
      34,990   GNMA                           5.63     9/20/24           35,375
      54,827   GNMA                           4.00    10/17/29           52,238
       4,423   GNMA                           8.00     7/15/30            4,750
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                          $    8,635,361
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 23.8%
     575,000   Bear Stearns
               Commercial
               Mortgage, Series
               2005-PWR9,
               Class A4A                      4.87     9/11/42          540,873
     550,000   Bear Stearns
               Commercial
               Mortgage, Series
               2007-PW16,
               Class A4                       5.71     6/11/40          523,208
     365,000   California State
               Teachers' Retirement
               System, Series
               2002-C6, Class C3              4.67    11/20/14          369,794
     135,000   Commercial
               Mortgage Pass-Through
               Certificate, Series
               2005-C6, Class A5A             5.12     6/10/44          128,943
     690,252   Countrywide
               Securities, Series
               2007-S1, Class A5              6.02    11/25/36          258,340
     972,688   Credit Suisse First
               Boston Mortgage
               Securities Corp.               5.00     7/25/35          952,569
     617,897   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                      5.50    10/25/35          571,941
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                       5.22     8/15/48          233,082
     442,446   Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS, Class A6             4.97     9/25/33          426,738
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series 2005-3,
               Class 4A4                      5.25     6/25/35          631,665
     731,381   First Horizon
               Mortgage Pass-Through
               Trust, Series 2004-3,
               Class 2A1                      4.50     6/25/19          704,183
     600,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2002-2A,
               Class A3                       5.35     8/11/36          600,449
     735,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                       3.92    11/10/38          726,966
     367,498   IMPAC Secured
               Assets Corp., Series
               2003-2, Class A1               5.50     8/25/33          326,468
     700,000   Morgan Stanley
               Mortgage Loan
               Trust, Series
               2007-3XS,
               Class 2A4S                     5.96     1/25/47          446,025
     297,809   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                       5.50     6/25/35          271,995
     361,695   Residential Asset
               Securitization
               Trust, Series
               2006-A1, Class 1A3             6.00     4/25/36          334,191
     229,693   Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class A2                       5.75     2/25/36          227,125
     407,358   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                      5.50    10/25/35          377,061

The accompanying notes are an integral part of the financial statements.

    8
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

MORTGAGE RELATED SECURITIES -- 23.8% - continued
$    366,407   Washington Mutual
               Alternative Loan
               Trust, Series 2005-9,
               Class 2A4                      5.50    11/25/35   $      350,690
     644,536   Wells Fargo Mortgage
               Backed Securities              4.93     2/25/34          611,149
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                $    9,613,455
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
     910,000   FHLMC                          5.25    10/10/12          916,256
   1,680,000   FNMA                           3.00     7/12/10        1,672,408
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $    2,588,664
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.8%
   2,860,000   U.S. Treasury Note             4.50     4/30/12        2,998,084
     350,000   U.S. Treasury Note             2.88     1/31/13          344,012
     145,000   U.S. Treasury Note             2.75     2/28/13          141,556
     805,000   U.S. Treasury Note             4.50     5/15/17          838,457
     535,000   U.S. Treasury Note             4.75     8/15/17          566,766
     270,000   U.S. Treasury Note             3.88     5/15/18          267,743
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    5,156,618
--------------------------------------------------------------------------------

    Shares                                                            Value

PREFERRED STOCK -- 1.3%
   FINANCIAL SERVICES -- 1.3%
      12,500   Citigroup VIII                                    $      250,125
       8,000   Freddie Mac                                              194,400
       2,600   MBNA Capital                                              62,036
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                            $      506,561
--------------------------------------------------------------------------------
INVESTMENT FUND -- 5.3%
   2,160,550   Touchstone Institutional
               Money Market Fund ^                               $    2,160,550
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(COST $41,515,442)                                               $   40,121,541
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           320,875
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   40,442,416
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities were valued at $759,570 or 1.88% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 95.3%
   AEROSPACE & DEFENSE -- 1.0%
$    100,000  B/E Aerospace, Inc.             8.50      7/1/18   $      100,375
     162,000  Moog, Inc., 144A                7.25     6/15/18          160,380
--------------------------------------------------------------------------------
                                                                        260,755
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 7.2%
     198,000   American Axle &
               Manufacturing
               Holdings, Inc.                 7.88      3/1/17          144,540
     503,000   Asbury Automotive
               Group                          8.00     3/15/14          435,095
      12,000   Asbury Automotive
               Group                          7.63     3/15/17            9,660
      75,000   Autonation, Inc.               7.00     4/15/14           66,750
     200,000   Ford Motor
               Credit Co.                     7.88     6/15/10          172,631
     300,000   Ford Motor
               Credit Co.                     7.00     10/1/13          220,923
     227,000   General Motors+                8.38     7/15/33          134,498
     257,000   General Motors
               Acceptance Corp.               6.88     9/15/11          184,673
     420,000   General Motors
               Acceptance Corp.               8.00     11/1/31          273,243
     346,000   United Auto
               Group, Inc.                    7.75    12/15/16          302,750
--------------------------------------------------------------------------------
                                                                      1,944,763
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 3.7%
     610,000   Gibraltar
               Industries, Inc.               8.00     12/1/15          509,350
     120,000   Texas Industries, Inc.         7.25     7/15/13          119,400
     405,000   U.S. Concrete                  8.38      4/1/14          359,438
--------------------------------------------------------------------------------
                                                                        988,188
--------------------------------------------------------------------------------
   CHEMICALS -- 1.2%
     291,000   Nell Af Sarl, 144A             8.38     8/15/15          184,785
     150,000   Polyone Corp.                  8.88      5/1/12          150,000
--------------------------------------------------------------------------------
                                                                        334,785
--------------------------------------------------------------------------------
   COAL -- 0.3%
      82,000   Peabody
               Energy Corp.                   7.38     11/1/16           81,795
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 2.7%
     313,000   First Data
               Corp., 144A                    9.88     9/24/15          272,310
     309,000   SunGard Data
               Systems, Inc.                  9.13     8/15/13          312,090
     152,000   SunGard Data
               Systems, Inc.                  4.88     1/15/14          135,090
--------------------------------------------------------------------------------
                                                                        719,490
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.8%
     272,000   Jarden Corp.                   7.50      5/1/17          236,640
     535,000   Visant Holding Corp.           8.75     12/1/13          524,300
--------------------------------------------------------------------------------
                                                                        760,940
--------------------------------------------------------------------------------
   ENERGY -- 9.1%
     500,000   Basic Energy
               Services                       7.13     4/15/16          486,250
      49,000   Chesapeake
               Energy Corp.                   6.50     8/15/17           45,815
     311,000   Connacher
               Oil & Gas, 144A               10.25    12/15/15          328,105
     187,000   Forest Oil Corp.               7.25     6/15/19          179,520
     178,000   Helix Energy
               Solutions, 144A                9.50     1/15/16          182,450
     205,000   Hilcorp
               Energy, 144A                   7.75     11/1/15          196,800
      44,000   Hilcorp
               Energy, 144A                   9.00      6/1/16           44,770
     350,000   Holly Energy
               Partners LP                    6.25      3/1/15          316,750
     682,000   United Refining Co.           10.50     8/15/12          659,835
--------------------------------------------------------------------------------
                                                                      2,440,295
--------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.6%
     150,000   Browning-Ferris
               Industries, Inc.               9.25      5/1/21          162,000
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.8%
     248,000   Nuveen
               Investments, Inc.,
               144A                          10.50    11/15/15          228,780
--------------------------------------------------------------------------------
   GAMING -- 0.5%
     250,000   Station Casinos+               6.50      2/1/14          143,750
--------------------------------------------------------------------------------
   HEALTH CARE -- 4.0%
     346,000   Advanced
               Medical Optics                 7.50      5/1/17          318,320
     250,000   Axcan Intermediate
               Holding, 144A                  9.25      3/1/15          251,875
     316,000   Invacare Corp.                 9.75     2/15/15          316,000
     208,000   Universal Hospital
               Services FRN                   8.29    11/30/08          194,480
--------------------------------------------------------------------------------
                                                                      1,080,675
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 4.2%
     260,000   HCA, Inc.                      5.75     3/15/14          216,450
     238,000   HCA, Inc.                      9.63    11/15/16          245,140
      45,000   Iasis Healthcare               8.75     6/15/14           45,450
     253,000   Res-Care, Inc.                 7.75    10/15/13          240,983
     380,000   U.S. Oncology                  9.00     8/15/12          377,150
--------------------------------------------------------------------------------
                                                                      1,125,173
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.             8.25     6/15/14          105,780
--------------------------------------------------------------------------------
   HOUSING -- 4.0%
     315,000   Beazer Homes USA               6.88     7/15/15          225,225
     460,000   K Hovnanian
               Enterprises                    6.25     1/15/15          287,500
     400,000   M/I Homes, Inc.+               6.88      4/1/12          355,000
     250,000   Meritage Homes
               Corp.                          6.25     3/15/15          200,000
--------------------------------------------------------------------------------
                                                                      1,067,725
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   10
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 95.3% - continued
   INDUSTRIALS -- 1.8%
$     48,000   Baldor Electric Co.            8.63     2/15/17   $       48,240
      12,000   General Cable Corp.            7.13      4/1/17           11,430
     492,000   Mueller Water
               Products                       7.38      6/1/17          420,660
--------------------------------------------------------------------------------
                                                                        480,330
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.7%
     200,000   Trinity Industries, Inc.       6.50     3/15/14          194,000
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 10.9%
     205,000   Clear Channel
               Communications                 4.25     5/15/09          197,825
     447,000   CSC Holdings, Inc.             8.13     7/15/09          450,352
     147,000   Dex Media West                 9.88     8/15/13          132,300
     122,000   Dex Media, Inc.                8.00    11/15/13           89,060
     324,000   DIRECTV
               Holdings, 144A                 7.63     5/14/16          319,140
     191,000   Fisher
               Communications, Inc.           8.63     9/15/14          199,595
      48,000   Idearc, Inc.                   8.00    11/15/16           30,180
     172,000   Lamar Media Corp.              7.25      1/1/13          165,335
     139,000   Lamar Media Corp.              6.63     8/15/15          126,490
     152,000   Quebecor Media
               (Senior Notes)                 7.75     3/15/16          141,360
      35,000   Quebecor Media
               (Senior Unsecured
               Notes)                         7.75     3/15/16           32,550
      60,000   R.H. Donnelley
               Corp., 144A                    8.88    10/15/17           35,700
      48,000   Radio One, Inc.                8.88      7/1/11           40,800
     263,000   Valassis
               Communications                 8.25      3/1/15          238,673
     361,000   Videotron Ltee                 6.88     1/15/14          348,364
     148,000   Videotron, Ltd.,
               144A                           9.13     4/15/18          154,660
      48,000   Virgin Media
               Finance PLC                    8.75     4/15/14           45,120
     240,000   Warner Music
               Group Corp.                    7.38     4/15/14          199,500
--------------------------------------------------------------------------------
                                                                      2,947,004
--------------------------------------------------------------------------------
   METALS -- 4.2%
     200,000   Newmont Mining                 8.63     5/15/11          221,980
     317,000   Novelis, Inc.                  7.25     2/15/15          299,564
      80,000   PNA Group, Inc.               10.75      9/1/16           94,000
      35,000   Ryerson, Inc., 144A           12.00     11/1/15           34,738
     147,000   Steel Dynamics, Inc.           6.75      4/1/15          140,753
     101,000   Steel Dynamics, Inc.,
               144A                           7.38     11/1/12          101,000
     270,000   Tube City IMS Corp.            9.75      2/1/15          249,075
--------------------------------------------------------------------------------
                                                                      1,141,110
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.9%
     524,000   Ikon Office
               Solutions                      7.75     9/15/15          525,310
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.8%
     216,000   Intl Paper Co.                 7.95     6/15/18          214,798
--------------------------------------------------------------------------------
   RETAIL -- 1.5%
     432,000   Ace Hardware
               Corp., 144A                    9.13      6/1/16          403,920
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.4%
     224,000   NXP BV/NXP
               Funding LLC                    9.50    10/15/15          194,880
     483,000   Sensata
               Technologies                   8.00      5/1/14          444,360
--------------------------------------------------------------------------------
                                                                        639,240
--------------------------------------------------------------------------------
   SERVICES -- 4.1%
     411,000   Aramark
               Services, Inc.                 8.50      2/1/15          402,780
     287,000   Ashtead
               Capital, Inc., 144A            9.00     8/15/16          252,560
     153,000   Expedia, Inc., 144A            8.50      7/1/16          149,558
     154,000   United
               Rentals NA, Inc.               6.50     2/15/12          138,600
     194,000   United
               Rentals NA, Inc.               7.75    11/15/13          155,200
--------------------------------------------------------------------------------
                                                                      1,098,698
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 8.1%
     178,000   American Tower
               Corp., 144A                    7.00    10/15/17          176,220
     430,000   Centennial
               Communications
               Corp.                         10.13     6/15/13          442,899
     409,000   Cincinnati Bell, Inc.          8.38     1/15/14          395,708
     190,000   Cricket
               Communications                 9.38     11/1/14          182,875
     190,000   Cricket
               Communications,
               144A                          10.00     7/15/15          186,200
     369,000   GCI, Inc.                      7.25     2/15/14          317,340
     139,000   Nextel
               Communications                 6.88    10/31/13          117,455
     139,000   Sprint Capital Corp.           8.75     3/15/32          132,398
     238,000   Windstream Corp.               8.63      8/1/16          237,405
--------------------------------------------------------------------------------
                                                                      2,188,500
--------------------------------------------------------------------------------
   TRANSPORTATION -- 2.0%
     530,000   CHC Helicopter
               Corp.                          7.38      5/1/14          549,875
--------------------------------------------------------------------------------
   UTILITIES -- 14.4%
     120,000   AES Corp.                      8.00    10/15/17          117,600
     164,000   Atlas Pipeline
               Partners, 144A                 8.75     6/15/18          162,770
     127,000   Copano
               Energy LLC                     8.13      3/1/16          127,635
     405,000   Dynegy
               Holdings, Inc.                 7.75      6/1/19          368,550
      18,000   Edison Mission
               Energy                         7.00     5/15/17           16,830
     200,000   Enterprise Products            8.38      8/1/66          199,943
     161,000   Glencore
               Funding LLC, 144A              6.00     4/15/14          153,795
     200,000   Inergy LP, 144A                8.25      3/1/16          197,000
     350,000   Intergen NV, 144A              9.00     6/30/17          362,250

The accompanying notes are an integral part of the financial statements.

                                                                           11
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 95.3% - continued
   UTILITIES -- 14.4% - continued
$     42,000   MarkWest Energy
               Partners, 144A                 8.75     4/15/18   $       42,945
     500,000   NRG Energy                     7.25      2/1/14          477,499
     215,000   PNM Resources, Inc.            9.25     5/15/15          221,988
     320,000   Regency Energy
               Partners                       8.38    12/15/13          327,200
      51,000   Reliant Energy, Inc.           7.63     6/15/14           51,000
     492,000   Sabine Pass Lng LP             7.25    11/30/13          447,719
     259,000   Targa Resources
               Partners, 144A                 8.25      7/1/16          249,935
     367,000   Teppco Partners LP             7.00      6/1/67          317,978
--------------------------------------------------------------------------------
                                                                      3,842,637
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   25,670,316
--------------------------------------------------------------------------------

    Shares                                                            Value

INVESTMENT FUNDS -- 4.3%
     655,733   BBH Securities Lending Fund *                     $      655,733
     512,014   Touchstone Institutional
               Money Market Fund ^                                      512,014
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    1,167,747
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(COST $28,821,593)                                               $   26,838,063
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                           102,290
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   26,940,353
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $626,124.

*     Represents collateral for securities loaned.

FRN - Floating Rate Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities were valued at $4,832,646 or 17.94% of net assets.

The accompanying notes are an integral part of the financial statements.

   12
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 99.1%
   AUTOS & TRANSPORTATION -- 3.6%
      35,238   Honda Motor Co., Ltd. - ADR                       $    1,199,149
      21,784   Union Pacific Corp.                                    1,644,692
--------------------------------------------------------------------------------
                                                                      2,843,841
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 8.1%
      50,099   Best Buy Co., Inc.                                     1,983,921
      26,616   Kimberly-Clark Corp.                                   1,591,104
      14,245   McDonald's Corp.                                         800,854
      41,939   Target Corp.                                           1,949,744
--------------------------------------------------------------------------------
                                                                      6,325,623
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 7.6%
      39,015   Altria Group                                             802,148
      56,635   Kraft Foods, Inc. - Class A                            1,611,266
      25,059   PepsiCo, Inc.                                          1,593,502
      40,175   Philip Morris International, Inc.                      1,984,243
--------------------------------------------------------------------------------
                                                                      5,991,159
--------------------------------------------------------------------------------
   ENERGY -- 14.5%
      29,710   BP PLC -  ADR                                          2,066,925
      24,440   Chevron Corp.                                          2,422,737
      25,937   ConocoPhillips+                                        2,448,192
       9,944   ENSCO International, Inc.                                802,879
      46,818   Marathon Oil Corp.                                     2,428,450
       7,920   Transocean, Inc.*+                                     1,206,929
--------------------------------------------------------------------------------
                                                                     11,376,112
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 15.0%
      31,675   AFLAC, Inc.                                            1,989,190
      25,844   Allstate Corp.                                         1,178,228
      41,388   American Express Co.                                   1,559,086
       6,833   Goldman Sachs Group+                                   1,195,092
      33,161   JPMorgan Chase & Co.                                   1,137,754
      34,157   Lincoln National Corp.                                 1,547,995
      99,484   Wells Fargo & Co.                                      2,362,745
      32,411   Western Union Co.*                                       801,200
--------------------------------------------------------------------------------
                                                                     11,771,290
--------------------------------------------------------------------------------
   HEALTH CARE -- 10.8%
      31,850   Cardinal Health, Inc.                                  1,642,822
      30,377   CVS Caremark Corp.                                     1,202,018
      23,062   Laboratory Corp. of America Holdings*                  1,605,807
      21,494   McKesson Corp.                                         1,201,730
      22,586   Novartis AG - ADR                                      1,243,133
      33,422   Wellpoint, Inc.*                                       1,592,893
--------------------------------------------------------------------------------
                                                                      8,488,403
--------------------------------------------------------------------------------
   MATERIALS & PROCESSING -- 1.5%
      12,713   Praxair, Inc.                                          1,198,073
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 16.0%
     124,458   Applied Materials, Inc.                                2,375,903
      21,703   Caterpillar, Inc.                                      1,602,115
      15,809   Danaher Corp.+                                         1,222,036
      24,616   Emerson Electric Co.                                   1,217,261
      45,432   General Electric Co.                                   1,212,580
      16,387   Honeywell International                                  823,938
      34,405   Illinois Tool Works, Inc.                              1,634,582
      39,047   United Technologies Corp.                              2,409,201
--------------------------------------------------------------------------------
                                                                     12,497,616
--------------------------------------------------------------------------------
   TECHNOLOGY -- 16.3%
      17,828   Amphenol Corp.                                           800,121
      84,786   Cisco Systems, Inc.*                                   1,972,122
      36,466   Hewlett-Packard Co.                                    1,612,162
      74,570   Intel Corp.                                            1,601,764
      87,379   Microsoft Corp.                                        2,403,797
      75,052   Oracle Corp.*                                          1,576,092
      44,433   QUALCOMM, Inc.                                         1,971,492
      28,214   Texas Instruments, Inc.                                  794,506
--------------------------------------------------------------------------------
                                                                     12,732,056
--------------------------------------------------------------------------------
   UTILITIES -- 5.7%
      60,695   AT&T, Inc.                                             2,044,815
      51,287   Dominion Resources, Inc.                               2,435,619
--------------------------------------------------------------------------------
                                                                      4,480,434
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   77,704,607
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 8.3%
   5,250,009   BBH Securities Lending Fund **                         5,250,009
   1,294,480   Touchstone Institutional
               Money Market Fund ^                                    1,294,480
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    6,544,489
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.4%
(COST $88,383,204)                                               $   84,249,096
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.4%)                      (5,796,066)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   78,453,030
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $5,209,230.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           13
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 97.2%
   AUTOS & TRANSPORTATION -- 1.7%
       6,200   Kirby Corp.*+                                     $      297,600
       8,200   WABCO Holdings, Inc.                                     380,972
--------------------------------------------------------------------------------
                                                                        678,572
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 12.4%
       7,400   Bed Bath & Beyond, Inc.*+                                207,940
      10,485   Cheesecake Factory (The)*+                               166,816
      19,200   Coldwater Creek, Inc.*+                                  101,376
      19,600   Corrections Corporation of America*                      538,412
       7,000   DeVry, Inc.+                                             375,340
      10,315   Gap, Inc. (The)                                          171,951
      10,600   Gaylord Entertainment Co.*+                              253,976
       7,435   International Flavors & Fragrances, Inc.                 290,411
      14,125   Macy's, Inc.                                             274,308
      13,400   MSC Industrial Direct Co. - Class A+                     591,074
      19,400   Newell Rubbermaid, Inc.                                  325,726
      10,464   Regis Corp.                                              275,726
       5,200   Snap-On, Inc.                                            270,452
       9,800   Starwood Hotels & Resorts Worldwide, Inc.                392,686
      15,800   TeleTech Holdings, Inc.*                                 315,368
      17,200   VistaPrint, Ltd.*+                                       460,272
--------------------------------------------------------------------------------
                                                                      5,011,834
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.6%
      10,400   Whole Foods Market, Inc.+                                246,376
--------------------------------------------------------------------------------
   ENERGY -- 18.5%
      16,400   BJ Services                                              523,816
       6,950   Cameron International Corp.*                             384,683
      13,200   Chesapeake Energy                                        870,672
       8,700   CONSOL Energy, Inc.                                      977,619
       8,500   Equitable Resources, Inc.                                587,010
       8,100   Hess Corp.+                                            1,022,139
       4,501   Murphy Oil Corp.                                         441,323
      13,800   Nabors Industries, Ltd.*+                                679,374
       4,632   National Oilwell Varco, Inc.*                            410,951
       7,200   Range Resources Corp.                                    471,888
       7,900   Smith International, Inc.                                656,806
       8,760   Weatherford International, Ltd.*                         434,408
--------------------------------------------------------------------------------
                                                                      7,460,689
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.4%
       7,200   Alliance Data Systems Corp.*                             407,160
      29,000   Annaly Capital Management, Inc.                          449,790
       3,956   Arch Capital Group, Ltd.*                                262,362
       4,870   Assurant, Inc.                                           321,225
      11,800   Colonial BancGroup, Inc.+                                52,156
      57,945   E*Trade Financial Corp.*+                                181,947
      10,075   Federated Investors, Inc. - Class B                      346,782
      15,700   First Horizon National Corp.+                            116,651
      15,665   Hudson City Bancorp, Inc.                                261,292
       2,600   Intercontinental Exchange, Inc.*                         296,400
      20,300   Knight Capital Group, Inc.*                              364,994
       8,700   Moody's Corp.+                                           299,628
      13,081   New York Community Bancorp, Inc.                         233,365
       3,600   Nymex Holdings, Inc.                                     304,128
      24,506   People's United Financial, Inc.                          382,294
       9,585   Willis Group Holdings, Ltd.                              300,681
--------------------------------------------------------------------------------
                                                                      4,580,855
--------------------------------------------------------------------------------
   HEALTH CARE -- 19.4%
       9,200   Barr Pharmaceuticals, Inc.*+                             414,736
       3,310   Beckman Coulter, Inc.                                    223,524
      16,500   Celgene*                                               1,053,855
      12,800   DaVita, Inc.*+                                           680,064
      16,000   DENTSPLY International, Inc.                             588,800
       8,290   Edwards Lifesciences Corp.*                              514,312
      34,600   Elan Corp. PLC - ADR*+                                 1,230,031
      12,005   HEALTHSOUTH Corp.*+                                      199,643
       4,335   Hospira, Inc.*+                                          173,877
       6,800   IDEXX Laboratories, Inc.*+                               331,432
      11,800   Invitrogen Corp.*+                                       463,268
       6,800   Pediatrix Medical Group, Inc.*                           334,764
      11,300   Shire Pharmaceuticals Group PLC - ADR                    555,169
       5,510   Thermo Fisher Scientific, Inc.*                          307,072
      11,500   VCA Antech, Inc.*+                                       319,470
      12,100   Vertex Pharmaceuticals, Inc.*                            404,987
--------------------------------------------------------------------------------
                                                                      7,795,004
--------------------------------------------------------------------------------
   MATERIALS & PROCESSING -- 5.5%
      10,800   Commercial Metals Co.                                    407,160
      17,500   Crown Holdings, Inc.*                                    454,825
       5,780   Cytec Industries, Inc.                                   315,357
      12,400   Hexcel Corp.*                                            239,320
      13,900   Pactiv Corp.*                                            295,097
      10,400   Textron, Inc.                                            498,472
--------------------------------------------------------------------------------
                                                                      2,210,231
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 12.4%
       5,100   Agilent Technologies, Inc.*                              181,254
       3,340   Alliant Techsystems*+                                    339,611
      11,700   AMETEK, Inc.                                             552,474
       6,495   Dover                                                    314,163
      10,700   IDEX Corp.                                               394,188
       7,400   ITT Industries, Inc.                                     468,642
       3,865   Joy Global, Inc.                                         293,083
      10,195   Lennar Corp. - Class A+                                  125,806
       7,700   Mettler-Toledo International, Inc.*                      730,423
      12,400   Nice Systems, Ltd. - ADR*                                366,668
       3,280   SPX Corp.                                                432,074
       6,005   Teleflex, Inc.                                           333,818
      10,760   Teradyne*                                                119,113
       5,500   Toll Brothers, Inc.*                                     103,015
      11,201   Verigy, Ltd.*                                            254,375
--------------------------------------------------------------------------------
                                                                      5,008,707
--------------------------------------------------------------------------------
   TECHNOLOGY -- 15.3%
      16,235   ADC Telecommunications, Inc.*                            239,791
      11,790   Analog Devices, Inc.                                     374,568
      13,600   Autodesk, Inc.*                                          459,816
       6,300   Avnet, Inc.*                                             171,864
      14,800   BMC Software, Inc.*                                      532,800
      14,700   Broadcom Corp. - Class A*                                401,163
      14,500   Cognizant Technology Solutions Corp.*                    471,395
      50,285   LSI Logic*                                               308,750
      34,100   Marvell Technology Group, Ltd.*                          602,206
      38,005   Maxim Integrated Products, Inc.                          803,805
      20,700   Network Appliance, Inc.*+                                448,362
      15,500   Red Hat, Inc.*+                                          320,695

The accompanying notes are an integral part of the financial statements.

   14
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                            Value

COMMON STOCKS -- 97.2% - continued
TECHNOLOGY -- 15.3% - continued
      24,300   SAIC, Inc.*                                       $      505,683
       2,200   Varian Semiconductor
               Equipment Associates*                                     76,604
       5,010   Varian*                                                  255,811
       5,440   Zebra Technologies Corp.*                                177,562
--------------------------------------------------------------------------------
                                                                      6,150,875
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   39,143,143
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 24.2%
   8,740,393   BBH Securities Lending Fund **                         8,740,393
   1,020,252   Touchstone Institutional
               Money Market Fund ^                                    1,020,252
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    9,760,645
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 121.4%
(COST $46,449,785)                                               $   48,903,788
LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.4%)                     (8,609,380)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   40,294,408
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $8,391,566.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           15
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

COMMERCIAL PAPER -- 5.1%
$  4,583,000   BNP Paribas
               Finance, Inc.                  2.50      7/1/08   $    4,583,000
   1,733,000   Charlotte NC COP
               Nascar Hall of
               Fame (LOC: KBC
               Bank N.V.)                     3.40      3/4/09        1,733,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           $    6,316,000
--------------------------------------------------------------------------------
CORPORATE BONDS -- 26.6%
     410,000   General Electric
               Capital Corp.                  8.50     7/24/08          411,083
   1,000,000   AIG SunAmerica
               Global Finance, 144A           5.85      8/1/08        1,000,849
     150,000   Bank One Corp.                 6.00      8/1/08          150,077
   1,980,000   Wachovia Corp.                 6.25      8/4/08        1,982,918
   2,000,000   Regions
               Financial Corp.                4.50      8/8/08        2,000,794
     810,000   Regions
               Financial Corp. FRN            2.84      8/8/08          809,289
     100,000   Bank of
               America Corp.                  3.25     8/15/08           99,792
     450,000   JPMorgan
               Chase & Co.                    6.75     8/15/08          451,849
   1,050,000   US Bank NA                     4.40     8/15/08        1,049,845
     205,000   Wachovia Bank NA               4.38     8/15/08          204,835
     400,000   Wachovia Corp.                 3.50     8/15/08          399,832
     815,000   Caterpillar
               Financial Services
               Corp.                          4.50      9/1/08          814,224
     265,000   Citicorp                       7.25      9/1/08          266,464
     300,000   Key Bank NA                    7.50     9/15/08          301,601
     100,000   McDonald's Corp.               5.35     9/15/08          100,065
     320,000   Bank of Scotland
               PLC, 144A                      3.75     9/30/08          318,928
     600,000   Fortis Bank NY FRN             2.75     9/30/08          599,615
     650,000   Alabama
               Power Co.                      5.38     10/1/08          651,159
     775,000   JPMorgan
               Chase & Co.                    5.75    10/15/08          776,660
     455,000   JPMorgan
               Chase & Co.                    6.13    10/15/08          456,458
     455,000   Suntrust
               Banks, Inc.                    4.00    10/15/08          453,714
   1,000,000   Toronto Dominion
               Bank NY                        6.15    10/15/08        1,007,535
     100,000   UBS Paine Webber
               Group, Inc.                    7.63    10/15/08          100,747
     790,000   ASIF Global
               Finance XXIII, 144A            3.90    10/22/08          790,542
   1,080,000   Associates
               Corp. NA                       6.25     11/1/08        1,086,663
     910,000   JPMorgan
               Chase & Co.                    6.13     11/1/08          914,804
   1,650,000   National
               Rural Utilities                5.75     11/1/08        1,654,980
     438,000   Associates
               Corp. NA                       6.88    11/15/08          442,355
   1,700,000   Citicorp                       6.38    11/15/08        1,707,949
     500,000   HSBC Finance Corp.             6.50    11/15/08          502,546
     250,000   Bayerische
               Landesbk NY                    5.88     12/1/08          252,852
     500,000   National
               Rural Utilities MTN            5.75     12/1/08          505,107
   1,000,000   HSBC Finance Corp.             4.13    12/15/08          995,434
   1,500,000   Wachovia Corp.                 5.63    12/15/08        1,512,822
     608,000   Credit Suisse
               USA, Inc.                      3.88     1/15/09          606,750
     319,000   JPMorgan
               Chase & Co.                    6.25     1/15/09          321,677
   2,253,000   Morgan Stanley                 3.88     1/15/09        2,252,462
     186,000   HSBC Finance Corp.             5.88      2/1/09          187,703
     500,000   Republic New
               York Corp.                     9.70      2/1/09          511,803
   1,000,000   Centura Bank                   6.50     3/15/09        1,014,269
     580,000   Deutsche Bank
               Financial                      7.50     4/25/09          593,997
     500,000   Royal Bank
               of Canada                      3.88      5/4/09          503,536
   1,000,000   Credit Suisse
               USA, Inc.                      4.70      6/1/09        1,009,205
   1,315,000   Suntrust Bank                  4.42     6/15/09        1,316,409
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   33,092,198
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 7.5%
   1,000,000   Butler Co OH
               LTGO BANS                      5.47      8/7/08        1,000,000
     800,000   Groton City
               CT UTGO BANS                   3.00     10/9/08          800,560
     720,000   Avon OH BANS                   4.65    11/26/08          721,421
   2,000,000   Avon OH BANS
               UTGO                           4.65    11/26/08        2,003,920
     750,000   Charlotte NC
               COP Fac-B                      5.40     12/1/08          754,314
   1,470,000   New Bedford MA
               LTGO BANS
               Series B                       3.25     2/13/09        1,472,314
   2,200,000   Franklin Co OH
               Spl Oblig (Stadium
               Fac Proj) UTGO                 4.25     3/13/09        2,202,216
     400,000   South Lebanon
               Vlg OH BANS
               Series C (LOC:
               LaSalle National Bank)         4.00     4/29/09          400,000
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                    $    9,354,745
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   16
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------


--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

VARIABLE RATE DEMAND NOTES* -- 58.2%
$    320,000   Cabell Co WV
               Univ Facs Rev Var
               (Marshall Univ
               PJ-B) (LOC: Regions
               Bank)                          3.50      7/1/08   $      320,000
   5,274,650   Legacy Park LLC
               (LOC: Fifth
               Third Bank)                    3.53      7/1/08        5,274,651
   3,327,000   WA St Hsg Fin
               Commn Nonprofit
               Rev (Rockwood Proj)
               (LOC: Wells Fargo
                Bank NA)                      2.47      7/1/08        3,327,000
   1,796,000   AK Indl Dev & Expt
               Auth (LOC: Wells
               Fargo Bank)                    2.63      7/2/08        1,796,000
     590,000   Butler Co OH Cap
               Fdg Rev (CCAO Low
               Cost) (LOC: U.S.
               Bank NA)                       3.05      7/2/08          590,000
   2,300,000   Coweta Summit
               Associates RB (LOC:
               Suntrust Bank)                 2.70      7/2/08        2,300,000
     235,000   FL HFC MFH
               (Arlington) (LOC:
               Bank of America)               2.75      7/2/08          235,000
   1,270,000   Greenville SC Mem
                Aud (Bi-Lo Ctr)
               (LOC: Bank
               of America)                    2.75      7/2/08        1,270,000
   1,400,000   NJ Economic Dev
               Auth Rev (Cascade
               Corp.-Ser C) (LOC:
               Bank of America NA)            2.73      7/2/08        1,400,000
      40,000   St Johns Co FL HFA
               (Ponce Harbor Apts)
               (LOC: FNMA)                    2.75      7/2/08           40,000
     120,000   Volusia Co FL HFA
               MFH (Sunrise Pointe)
               (LOC: Bank
               of America)                    2.75      7/2/08          120,000
     825,000   Agra Enterprises LLC
               (LOC: U.S. Bank NA)            3.20      7/3/08          825,000
     100,000   Albany NY Indl Dev
               Agy Civic Fac Rev
               (CHF Holland Proj-B)
               (LOC: TD
               Banknorth NA)                  3.00      7/3/08          100,000
     240,000   Albany NY Indl Dev Agy
               Civic Fac Rev (CHF
               Holland Ser B)
               (LOC:  TD
               Banknorth NA)                  3.10      7/3/08          240,000
     140,000   Albany NY Indl Dev
               Agy Civic Fac Rev RB
               (Albany College-B)
               (LOC:  TD
               Banknorth NA)                  3.10      7/3/08          140,000
     230,000   American
               Watchmakers (LOC:
               Fifth Third Bank)              2.68      7/3/08          230,000
     400,000   Assk Properties LC
               (LOC: Wells
               Fargo Bank)                    2.58      7/3/08          400,000
     420,000   Berks Co PA IDA
               Student Hsg Rev
               (CHF Kutztown - B)
               (LOC: Citibank NA)             3.00      7/3/08          420,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc - B)
               (LOC: Comerica
               Bank)                          2.58      7/3/08        2,000,000
   3,410,000   Columbia Co NY
               Indl Dev Agy Civic
               Fac Rev (Columbia
               Mem Hosp-B)
               (LOC: Key Bank NA)             2.78      7/3/08        3,410,000
   1,150,000   Corp Finance
               Managers (LOC: Wells
               Fargo Bank)                    2.48      7/3/08        1,150,000
     326,000   CWB Investments
               LLC (LOC: Fifth
               Third Bank)                    2.63      7/3/08          326,000
   1,455,000   Findlay Medical -
               Dental (LOC: Fifth
               Third Bank)                    3.10      7/3/08        1,455,000
     337,000   Fitch Denney
               Funeral Home
               Inc (LOC: FHLB)                2.63      7/3/08          337,000
     210,000   FL HFC MFH
               (Avalon Reserve)
               (LOC: FNMA)                    3.00      7/3/08          210,000
     625,000   IL Fin Auth
               (Community Action
               Ser B) RB (LOC:
               Harris NA)                     2.88      7/3/08          625,000
     280,000   IL Fin Auth (Sunshine
               Thru Golf)  (LOC:
               LaSalle Bank)                  2.60      7/3/08          280,000
     143,000   Jackson Foods
               Stores Inc (LOC:
               Key Bank NA)                   2.75      7/3/08          143,000
     900,000   JL Capital One LLC
               (LOC: Wells
               Fargo Bank)                    2.58      7/3/08          900,000
     858,000   Johnson Bible
               College (LOC:
               Amsouth Bank)                  3.48      7/3/08          858,000

The accompanying notes are an integral part of the financial statements.

                                                                           17
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

VARIABLE RATE DEMAND NOTES* -- 58.2% - continued
$    145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ) (LOC:
               Regions Bank)                  2.58      7/3/08   $      145,000
     145,000   LA Local Govt
               Environment Facs
               CDA Rev
               (Northwestern
               St Univ-B) (LOC:
               Regions Bank)                  2.58      7/3/08          145,000
     625,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev Ser B
               (LOC: Wells
               Fargo Bank)                    2.48      7/3/08          625,000
   2,000,000   Lavonia O Frick
               Family Trust (LOC:
               FHLB)                          2.68      7/3/08        2,000,000
   1,960,000   Miarko Inc (LOC:
               PNC Bank NA)                   2.56      7/3/08        1,960,000
     990,000   Mill St Village LLC
               (LOC: FHLB)                    2.68      7/3/08          990,000
   1,675,000   Mountain Agency
               Inc (LOC: U.S.
               Bank NA)                       2.63      7/3/08        1,675,000
   1,010,000   Mountain State
               Univ Inc WV Rev
               (LOC: Fifth
               Third Bank)                    2.63      7/3/08        1,010,000
     250,000   Pine Tree Country
               Club (LOC:
               Regions Bank)                  2.73      7/3/08          250,000
     365,000   Red Diamond Inc
               (LOC: Regions Bank)            2.73      7/3/08          365,000
   1,260,882   Rev Bd Ctf Ser
               2004-06 (Hunters
               Glen) (SPA: AIG)               3.18      7/3/08        1,260,882
     700,000   Rev Bd Ctf Ser
               2004-12 (Timber
               Lake) (SPA: AIG)               3.18      7/3/08          700,000
     610,000   Rev Bd Ctf Ser
               2004-15 (Centennial)
               (SPA: AIG)                     2.73      7/3/08          610,000
   2,090,000   Rev Bd Ctf Ser
               2006-05 (Wildwood)
               (SPA: AIG)                     3.18      7/3/08        2,090,000
   2,000,000   Rev Bd Ctfs Ser
               2004-2 Class B
               (SPA: AIG)                     2.73      7/3/08        2,000,000
   3,435,000   Rise Inc (LOC:
               Wells Fargo Bank)              2.58      7/3/08        3,435,000
   2,895,000   Security Self-Storage
               (LOC: Fifth
               Third Bank)                    3.25      7/3/08        2,895,000
   1,055,000   SGM Funding
               Corp. I (LOC: US
               Bank NA)                       3.20      7/3/08        1,055,000
   3,435,000   Sherwood Baptist
               Church (LOC: Bank
               of America)                    2.50      7/3/08        3,435,000
   2,235,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)
               (LOC: Bank of
               America)                       2.68      7/3/08        2,235,000
     135,000   Suffolk Co NY IDA
               (Hampton Day
               School) (LOC:
               JPMorgan Chase
               Bank)                          2.60      7/3/08          135,000
   1,655,000   Taylor Steel Inc
               (LOC: Key
               Bank NA)                       2.75      7/3/08        1,655,000
   4,410,000   Tedia Co., Inc
               (LOC: Key
               Bank NA)                       2.75      7/3/08        4,410,000
   1,450,000   Tom Gill LLC
               (LOC: US
               Bank NA)                       2.95      7/3/08        1,450,000
     383,000   Vista Funding
               Ser 01-B (LOC:
               U.S. Bank NA)                  2.95      7/3/08          383,000
     635,000   VP Pack LLC
               (LOC: FHLB)                    2.63      7/3/08          635,000
   1,549,000   Wai Enterprises
               LLC Ser 2004
               (LOC: FHLB)                    3.05      7/3/08        1,549,000
     245,000   Watervliet NY
               Hsg Auth (Beltrone
               SR-B) (LOC: Citizens
               Bank)                          3.00      7/3/08          245,000
     265,000   Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B
               (LOC: PNC Bank
               NA)                            2.61      7/3/08          265,000
     490,000   Wilmington Iron
               & Metal Co.
               (LOC: JPMorgan
               Chase Bank)                    3.05      7/3/08          490,000
     975,000   Community
               Christian School
               Inc (LOC: Southtrust
               Bank)                          3.38      7/4/08          975,000
     490,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)                   3.38      7/4/08          490,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                $   72,284,533
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   18
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                            Value

INVESTMENT FUND -- 4.1%
   5,147,000   Merrill Lynch
               Institutional Fund                                $    5,147,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $126,194,476)                                              $  126,194,476
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                      (1,827,774)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $  124,366,702
--------------------------------------------------------------------------------

*     Maturity date represents the next reset date.

BANS - Bond Anticipation Notes

CDA - Community Development Authority

COP - Certificate of Participation

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

HFA - Housing Finance Authority

HFC - Housing Finance Corporation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Line of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN  - Medium Term Note

RB - Revenue Bond

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities were valued at $2,110,319 or 1.70% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                                           19
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 68.4%
   AUTOS & TRANSPORTATION -- 3.7%
      89,361   Superior Industries
               International, Inc.+                              $    1,508,414
      35,000   Tidewater, Inc.                                        2,276,050
--------------------------------------------------------------------------------
                                                                      3,784,464
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 2.2%
      60,800   Cross Country Healthcare, Inc.*                          876,128
      31,323   Handleman Company*                                        56,381
       7,650   JAKKS Pacific, Inc.*                                     167,153
      31,200   Journal Communications, Inc.                             150,384
      87,484   LeapFrog Enterprises, Inc.*                              727,867
      32,000   Russ Berrie and Company, Inc.*                           255,040
--------------------------------------------------------------------------------
                                                                      2,232,953
--------------------------------------------------------------------------------
   ENERGY -- 13.6%
     164,093   Bronco Drilling Company, Inc.*                         3,016,029
      65,648   Cimarex Energy Company                                 4,573,696
     205,774   Pioneer Drilling Company*                              3,870,609
      23,800   St. Mary Land & Exploration Company                    1,538,432
      10,200   Whiting Petroleum Corp.*                               1,082,016
--------------------------------------------------------------------------------
                                                                     14,080,782
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 21.4%
      26,800   Alliance Data Systems Corp.*                           1,515,540
      15,000   Ambac Financial Group, Inc.+                              20,100
      79,258   Bank of New York Mellon Corp.                          2,998,330
     131,737   Brookfield Asset
               Management, Inc. - Class A                             4,286,721
      79,700   Brookline Bancorp, Inc.                                  761,135
       9,500   Capital Southwest Corp.+                                 990,185
      53,800   CIT Group, Inc.                                          366,378
      14,000   Fair Isaac Corp.                                         290,780
      33,250   Legg Mason, Inc.                                       1,448,703
     118,529   MBIA, Inc.*+                                             520,342
      98,525   Millea Holdings, Inc. - ADR                            3,817,844
     145,460   NewAlliance Bancshares, Inc.                           1,815,341
      32,150   Origen Financial, Inc.*                                   47,904
      61,800   Phoenix Companies, Inc. (The)                            470,298
      15,420   ProLogis                                                 838,077
      33,000   Radian Group, Inc.+                                       47,850
      48,725   Westwood Holdings Group, Inc.                          1,939,255
--------------------------------------------------------------------------------
                                                                     22,174,783
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.5%
      88,000   Pfizer, Inc.                                           1,537,360
--------------------------------------------------------------------------------
   MATERIALS & PROCESSING -- 12.4%
      84,000   Forest City Enterprises, Inc. - Class A                2,706,480
      74,474   Louisiana-Pacific Corp.                                  632,284
     125,187   P.H. Glatfelter Company                                1,691,276
      36,300   POSCO - ADR*                                           4,711,014
      36,600   St. Joe Company (The)*+                                1,256,112
      36,568   USG Corp.*+                                            1,081,316
      50,780   Westlake Chemical Corp.+                                 754,591
--------------------------------------------------------------------------------
                                                                      2,833,073
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 4.9%
      51,300   Alamo Group, Inc.                                      1,056,267
      30,000   Applied Materials, Inc.                                  572,700
      76,000   Electro Scientific Industries, Inc.*                   1,076,920
      30,600   Lexmark International, Inc. - Class A*                 1,022,958
      18,210   MDC Holdings, Inc.                                       711,283
      24,700   Skyline Corp.                                            580,450
--------------------------------------------------------------------------------
                                                                      5,020,578
--------------------------------------------------------------------------------
   TECHNOLOGY -- 8.6%
     169,000   AVX Corp.                                              1,911,390
      24,600   Bel Fuse, Inc. - Class B                                 607,866
      62,600   Electronics For Imaging, Inc.*                           913,960
      75,000   Intel Corp.                                            1,611,000
      28,707   Sybase, Inc.*                                            844,560
     362,808   Sycamore Networks, Inc.*                               1,168,242
      30,700   Synopsys, Inc.*                                          734,037
     243,000   Tellabs, Inc.*                                         1,129,950
--------------------------------------------------------------------------------
                                                                      8,921,005
--------------------------------------------------------------------------------
   UTILITIES -- 0.1%
       5,269   Brookfield Infrastructure
               Partners, LP                                             103,272
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   70,688,270
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 19.9%
   AUTOS & TRANSPORTATION -- 3.4%
     110,000   Toyota Industries Corp.                                3,522,155
--------------------------------------------------------------------------------
   ENERGY -- 5.4%
      49,400   EnCana Corp.                                           4,491,941
      20,000   Nabors Industries, Ltd.*                                 984,600
--------------------------------------------------------------------------------
                                                                      5,476,541
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.7%
      20,000   Arch Capital Group Ltd.*                               1,326,400
     172,500   Investor AB - Class A                                  3,544,462
--------------------------------------------------------------------------------
                                                                      4,870,862
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.6%
      23,000            Daiichi Sankyo Company, Ltd.                    633,564
--------------------------------------------------------------------------------
   MATERIALS & PROCESSING -- 2.7%
      10,000   Lanxess                                                  410,676
      50,000   Mitsui Fudosan Co., Ltd.                               1,068,889
     100,000   TimberWest Forest Corp.                                1,348,436
--------------------------------------------------------------------------------
                                                                      2,828,001
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 3.1%
     320,000   Hutchison Whampoa, Ltd.                                3,225,753
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                             $   20,556,876
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.6%
   5,493,539   BBH Securities Lending Fund **                         5,493,539
  12,658,386   Touchstone Institutional
               Money Market Fund^                                    12,658,386
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   18,151,925
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.9%
(COST $92,085,185)                                               $  109,397,071
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.9%)                      (6,119,483)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $  103,277,588
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $5,291,360.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

   20
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      37,010   iShares Lehman
               Aggregate Bond Fund                               $    3,715,804
      40,000   iShares MSCI EAFE Index Fund                           2,748,000
      10,870   iShares S&P 500 Index Fund                             1,390,382
      48,370   iShares S&P 500/BARRA
               Growth Index Fund+                                     3,087,457
      72,910   iShares S&P 500/BARRA
               Value Index Fund+                                      4,622,493
       6,480   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                  573,545
       9,600   iShares S&P MidCap 400/
               BARRA Value Index Fund                                   710,592
       1,450   iShares S&P SmallCap 600/
               BARRA Growth Index Fund+                                 184,542
       8,340   iShares S&P SmallCap 600/
               BARRA Value Index Fund+                                  531,258
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   17,564,073
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 30.0%
   5,189,517   BBH Securities Lending Fund **                         5,189,517
     132,842   Touchstone Institutional
               Money Market Fund^                                       132,842
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    5,322,359
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 129.2%
(COST $24,052,906)                                               $   22,886,432
LIABILITIES IN EXCESS OF OTHER ASSETS -- (29.2%)                     (5,168,493)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,717,939
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $5,030,150.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           21
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.3%
      31,370   iShares Lehman 1-3 Year
               Treasury Bond Fund                                $    2,600,259
     125,220   iShares Lehman
               Aggregate Bond Fund+                                  12,572,089
      22,000   iShares MSCI EAFE Index Fund                           1,511,400
       6,810   iShares S&P 500 Index Fund                               871,067
      25,020   iShares S&P 500/BARRA
               Growth Index Fund                                      1,597,027
      35,990   iShares S&P 500/BARRA
               Value Index Fund+                                      2,281,766
       5,380   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                  476,184
       6,020   iShares S&P MidCap 400/
               BARRA Value Index Fund                                   445,600
       1,800   iShares S&P SmallCap 600/
               BARRA Growth Index Fund+                                 229,086
       3,510   iShares S&P SmallCap 600/
               BARRA Value Index Fund+                                  223,587
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   22,808,065
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 20.0%
   4,251,394   BBH Securities Lending Fund **                         4,251,394
     395,573   Touchstone Institutional
               Money Market Fund^                                       395,573
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,646,967
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.3%
(COST $28,023,959)                                               $   27,455,032
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.3%)                     (4,241,413)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   23,213,619
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $4,151,722.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

   22
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.0%
      79,550   iShares Lehman
               Aggregate Bond Fund+                              $    7,986,820
     107,660   iShares MSCI EAFE Index Fund                           7,396,242
     122,520   iShares S&P 500/BARRA
               Growth Index Fund                                      7,820,452
      15,260   iShares S&P 500/BARRA
               Value Index Fund+                                        967,484
      92,920   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                8,224,349
      14,100   iShares S&P MidCap 400/
               BARRA Value Index Fund                                 1,043,682
       8,540   iShares S&P SmallCap 600/
               BARRA Growth Index Fund+                               1,086,886
      16,290   iShares S&P SmallCap 600/
               BARRA Value Index Fund+                                1,037,673
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   35,563,588
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 16.9%
   5,693,787   BBH Securities Lending Fund **                         5,693,787
     371,812   Touchstone Institutional
               Money Market Fund^                                       371,812
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    6,065,599
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.9%
(COST $42,787,993)                                               $   41,629,187
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.9%)                     (5,715,400)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   35,913,787
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $5,551,660.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           23
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.1%
     282,940   iShares Lehman
               Aggregate Bond Fund                               $   28,407,175
     114,810   iShares MSCI EAFE Index Fund                           7,887,447
      31,110   iShares S&P 500 Index Fund                             3,979,280
     141,480   iShares S&P 500/BARRA
               Growth Index Fund+                                     9,030,668
     208,980   iShares S&P 500/BARRA
               Value Index Fund+                                     13,249,332
      16,470   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                1,457,760
      27,540   iShares S&P MidCap 400/
               BARRA Value Index Fund                                 2,038,511
       5,550   iShares S&P SmallCap 600/
               BARRA Growth Index Fund+                                 706,349
      21,190   iShares S&P SmallCap 600/
               BARRA Value Index Fund+                                1,349,803
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   68,106,325
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 30.1%
  19,869,202   BBH Securities Lending Fund **                        19,869,202
     855,572   Touchstone Institutional
               Money Market Fund^                                       855,572
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   20,724,774
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 129.2%
(COST $92,415,029)                                               $   88,831,099
LIABILITIES IN EXCESS OF OTHER ASSETS -- (29.2%)                    (20,065,109)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   68,765,990
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $19,325,524.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

   24
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2008 (Unaudited)

                                                                        TOUCHSTONE                                      TOUCHSTONE
                                                                        BARON SMALL     TOUCHSTONE      TOUCHSTONE       LARGE CAP
                                                                        CAP GROWTH       CORE BOND      HIGH YIELD      CORE EQUITY
                                                                           FUND            FUND            FUND            FUND
ASSETS:
Investments, at cost                                                   $ 21,412,434    $ 41,515,442    $ 28,821,593    $ 88,383,204
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $  1,185,702    $  2,160,550    $    512,014    $  1,294,480
Non-affiliated securities, at market value                               26,635,941      37,960,991      26,326,049      82,954,616
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $5,783,617, $626,124 and             $ 27,821,643    $ 40,121,541    $ 26,838,063    $ 84,249,096
         $5,209,230 of securities loaned for the Baron Small
         Cap Growth Fund, High Yield Fund, and Large
         Cap Core Equity Fund, respectively.
Receivable for:
   Dividends                                                                  5,574           1,320              --         106,926
   Interest                                                                   2,810         271,633         529,975           1,557
   Fund shares sold                                                          95,896         109,060         387,183          43,680
   Investments sold                                                          34,779              --              --       2,111,873
   Securities lending income                                                  6,977              --             402           1,620
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    27,967,679      40,503,554      27,755,623      86,514,752
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Bank overdraft                                                            22,891              --           1,275              --
   Return of collateral for securities on loan                            6,044,800              --         655,733       5,250,009
   Fund shares redeemed                                                       6,392          13,599          15,926          42,415
   Investments purchased                                                    116,714              --         100,000       2,670,142
Payable to Investment Advisor                                                19,935          18,061          11,782          44,014
Payable to other affiliates                                                   4,070           8,949           7,894           1,206
Payable to Trustees                                                           2,158           1,962           2,158           6,898
Other accrued expenses                                                       24,358          18,567          20,502          47,038
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                6,241,318          61,138         815,270       8,061,722
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 21,726,361    $ 40,442,416    $ 26,940,353    $ 78,453,030
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  1,164,431       3,961,001       3,405,560       7,890,723
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share         $      18.66    $      10.21    $       7.91    $       9.94
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $ 12,101,892    $ 40,081,284    $ 27,908,021    $ 84,266,034
   Accumulated net investment income (loss)                                 (68,807)      2,703,081       3,351,762         774,605
   Accumulated net realized gains (losses) on investments                 3,284,067        (950,179)     (2,335,900)     (2,453,501)
   Net unrealized appreciation (depreciation) on investments              6,409,209      (1,391,770)     (1,983,530)     (4,134,108)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 21,726,361    $ 40,442,416    $ 26,940,353    $ 78,453,030
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           25
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                TOUCHSTONE          TOUCHSTONE          TOUCHSTONE
                                                                                  MID CAP              MONEY           THIRD AVENUE
                                                                                  GROWTH              MARKET               VALUE
                                                                                   FUND                FUND                FUND
ASSETS:
Investments, at cost                                                           $  46,449,785       $ 126,194,476       $  92,085,185
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                         $   1,020,252                 $--       $  12,658,386
Non-affiliated securities, at market value                                        47,883,536         126,194,476          96,738,685
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $8,391,566 and $5,291,360                    $  48,903,788       $ 126,194,476       $ 109,397,071
         of securities loaned for the Mid Cap Growth Fund
         and Third Avenue Value Fund, respectively.
Cash                                                                                      --               4,100                  --
Foreign currency (cost $11,868)                                                           --                  --              11,868
Receivable for:
   Dividends                                                                          33,762              10,390             134,322
   Interest                                                                            1,682             721,438                  --
   Fund shares sold                                                                    4,521                  --                  --
   Investments sold                                                                  280,263                  --             215,051
   Securities lending income                                                           3,813                  --               9,456
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                             49,227,829         126,930,404         109,767,768
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Bank overdraft                                                                         57                  --                  --
   Return of collateral for securities on loan                                     8,740,393                  --           5,493,539
   Fund shares redeemed                                                               17,142                  --             254,300
   Investments purchased                                                             121,532           2,462,396             625,833
Payable to Investment Advisor                                                         27,397              17,043              71,008
Payable to other affiliates                                                            2,768              22,042               2,821
Payable to Trustees                                                                    2,035               2,153               2,082
Other accrued expenses                                                                22,097              60,068              40,597
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                         8,933,421           2,563,702           6,490,180
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $  40,294,408       $ 124,366,702       $ 103,277,588
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares                                   $40,294,408 $          49,145,008       $ 103,277,588
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                        2,206,831          49,129,954           4,005,769
   Net asset value, offering price and redemption price per share              $       18.26       $        1.00       $       25.78
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares                                  $          --       $  75,221,694       $          --
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                               --          75,227,191                  --
   Net asset value, offering price and redemption price per share              $          --       $        1.00       $          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $  31,879,343       $ 124,716,063       $  72,146,728
   Accumulated net investment income (loss)                                          (22,642)                 --           1,979,192
   Accumulated net realized gains (losses) on investments
      and foreign currency transactions                                            5,983,704            (349,361)         11,839,782
   Net unrealized appreciation on investments
      and foreign currency transactions                                            2,454,003                  --          17,311,886
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                    $  40,294,408       $ 124,366,702       $ 103,277,588
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   26
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                        TOUCHSTONE      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE
                                                                        AGGRESSIVE     CONSERVATIVE      ENHANCED        MODERATE
                                                                           ETF              ETF             ETF             ETF
                                                                           FUND             FUND            FUND            FUND
ASSETS:
Investments, at cost                                                   $ 24,052,906    $ 28,023,959    $ 42,787,993    $ 92,415,029
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $    132,842    $    395,573    $    371,812    $    855,572
Non-affiliated securities, at market value                               22,753,590      27,059,459      41,257,375      87,975,527
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $5,030,150, $4,151,722, $5,551,660   $ 22,886,432    $ 27,455,032    $ 41,629,187    $ 88,831,099
      and $19,325,524 of securities loaned for the Aggressive ETF
      Fund, Conservative ETF Fund, Enhanced ETF Fund
      and Moderate ETF Fund, respectively.
Receivable for:
   Dividends                                                                    443             745             846           1,839
   Fund shares sold                                                           1,160         210,967          32,495          49,365
   Investments sold                                                         149,723              --          45,856          93,856
   Securities lending income                                                  2,104           3,939           3,126           7,500
   Tax reclaim receivable                                                        --              --              --           3,106
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    23,039,862      27,670,683      41,711,510      88,986,765
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                            5,189,517       4,251,394       5,693,787      19,869,202
   Fund shares redeemed                                                       4,398          16,617           6,262          18,576
   Investments purchased                                                    106,448         164,860          58,089         261,750
Payable to Investment Advisor                                                 6,078           7,533          12,244          23,674
Payable to other affiliates                                                   3,026           2,193           3,316           3,417
Payable to Trustees                                                           2,160           2,112           2,156           3,126
Other accrued expenses                                                       10,296          12,355          21,869          41,030
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                5,321,923       4,457,064       5,797,723      20,220,775
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 17,717,939    $ 23,213,619    $ 35,913,787    $ 68,765,990
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares                           $ 10,104,887    $ 13,792,702    $ 32,207,374    $ 47,723,743
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                 875,434       1,196,683       2,511,172       4,053,359
   Net asset value, offering price and redemption price per share      $      11.54    $      11.53    $      12.83    $      11.77
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares                          $  7,613,052    $  9,420,917    $  3,706,413    $ 21,042,247
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                 662,002         820,163         289,568       1,794,206
   Net asset value, offering price and redemption price per share      $      11.50    $      11.49    $      12.80    $      11.73
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $ 16,763,139    $ 22,167,570    $ 31,973,312    $ 69,508,321
   Accumulated net investment income                                        585,030         958,660         820,960       1,729,019
   Accumulated net realized gains on investments                          1,536,244         656,316       4,278,321       1,112,580
   Net unrealized depreciation on investments                            (1,166,474)       (568,927)     (1,158,806)     (3,583,930)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 17,717,939    $ 23,213,619    $ 35,913,787    $ 68,765,990
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           27
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2008 (Unaudited)

                                                                        TOUCHSTONE                                      TOUCHSTONE
                                                                       BARON SMALL      TOUCHSTONE      TOUCHSTONE       LARGE CAP
                                                                        CAP GROWTH       CORE BOND      HIGH YIELD      CORE EQUITY
                                                                           FUND             FUND           FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                $      9,720    $     43,847    $      8,547    $      5,983
   Dividends from non-affiliated securities (a)                              55,525          23,085              --         486,986
   Interest                                                                       4       1,058,647       1,134,252              27
   Income from securities loaned                                             45,337              --           2,596           4,227
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                               110,586       1,125,579       1,145,395         497,223
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                 120,839         113,597          68,215         144,280
   Administration fees                                                       23,017          41,308          27,286          44,394
   Compliance fees and expenses                                                 796             914           1,880             501
   Custody fees                                                               3,759           2,694           3,955           2,200
   Professional fees                                                          8,971           9,358           9,670           8,901
   Shareholder servicing fees                                                27,620          16,523          17,736          25,554
   Transfer Agent fees                                                       15,000          15,000          15,000          15,000
   Trustee fees                                                               2,074           1,879           2,074           1,814
   Other expenses                                                             3,278           6,965           7,494           7,737
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        205,354         208,238         153,310         250,381
      Expenses reimbursed by the Investment Advisor                          (2,700)             --              --              --
      Fees waived by the Administrator                                      (23,017)         (1,892)        (10,023)        (28,604)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          179,637         206,346         143,287         221,777
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (69,051)        919,233       1,002,108         275,446
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                 (103,712)         34,476        (516,220)       (999,638)
   Net change in unrealized appreciation/depreciation on investments     (2,147,028)     (1,429,077)       (642,731)     (5,294,112)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                         (2,250,740)     (1,394,601)     (1,158,951)     (6,293,750)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (2,319,791)   $   (475,368)   $   (156,843)   $ (6,018,304)
------------------------------------------------------------------------------------------------------------------------------------

(a) Net of foreign tax withholding of:                                 $         --    $         --    $         --    $         45

The accompanying notes are an integral part of the financial statements.

   28
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                          TOUCHSTONE       TOUCHSTONE      TOUCHSTONE
                                                                            MID CAP          MONEY        THIRD AVENUE
                                                                            GROWTH           MARKET          VALUE
                                                                             FUND            FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                  $     19,837     $         --    $    202,445
   Dividends from non-affiliated securities (a)                               166,351           70,472         858,588
   Interest                                                                        10        2,171,110              94
   Income from securities loaned                                               24,261               --         120,052
-----------------------------------------------------------------------------------------------------------------------
      Total investment income                                                 210,459        2,241,582       1,181,179
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                   160,693          106,705         429,741
   Administration fees                                                         40,174          118,684         107,968
   Compliance fees and expenses                                                   529            1,408           1,556
   Custody fees                                                                 6,391            6,405          13,719
   Professional fees                                                           10,340           11,411          12,268
   Shareholder servicing fees - Class I                                        29,551           45,486         118,764
   Shareholder servicing fees - Class SC                                           --           88,487              --
   Transfer Agent fees                                                         15,000           15,000          15,000
   Trustee fees                                                                 1,951            2,079           2,019
   Other expenses                                                               1,200            1,838           7,671
-----------------------------------------------------------------------------------------------------------------------
      Total expenses                                                          265,829          397,503         708,706
      Expenses reimbursed by the Investment Advisor                                --               --         (29,031)
      Fees waived by the Administrator                                        (32,728)              --        (107,968)
-----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                            233,101          397,503         571,707
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (22,642)       1,844,079         609,472
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                             973,949               --       3,548,507
      Foreign currency                                                             --               --          (5,491)
-----------------------------------------------------------------------------------------------------------------------
                                                                              973,949               --       3,543,016
-----------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments       (2,129,589)              --      (8,566,577)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                           (1,155,640)              --      (5,023,561)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (1,178,282)    $  1,844,079    $ (4,414,089)
-----------------------------------------------------------------------------------------------------------------------

(a) Net of foreign tax withholding of:                                   $        307     $         --    $     50,303

The accompanying notes are an integral part of the financial statements.

                                                                           29
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2008 (Unaudited)

                                                                        TOUCHSTONE      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE
                                                                        AGGRESSIVE     CONSERVATIVE      ENHANCED        MODERATE
                                                                           ETF              ETF            ETF             ETF
                                                                           FUND             FUND           FUND            FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                $      3,635    $      5,152    $      5,717    $     10,645
   Dividends from non-affiliated securities                                 233,837         362,284         395,682         844,759
   Interest                                                                      --              11              34             177
   Income from securities loaned                                              8,183          14,902           9,112          27,082
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                               245,655         382,349         410,545         882,663
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                  37,103          47,107          76,991         110,642
   Administration fees                                                       18,552          23,554          38,496          55,720
   Compliance fees and expenses                                                 716             293           1,027             587
   Custody fees                                                               2,338           1,990           3,179           3,305
   Professional fees                                                          9,079           8,658           9,571           9,355
   Shareholder servicing fees - Class I                                      14,152          18,962          43,387          41,001
   Shareholder servicing fees - Class SC                                      9,047          10,480           4,705          25,368
   Transfer Agent fees                                                       15,000          15,000          15,000          15,000
   Trustees fees                                                              2,074           2,024           2,075           2,026
   Other expenses                                                             2,559           1,676           2,938           2,502
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        110,620         129,744         197,369         265,506
      Expenses reimbursed by the Investment Advisor                         (22,520)        (17,861)        (14,629)           (877)
      Fees waived by the Administrator                                      (18,552)        (23,554)        (38,496)        (55,720)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                           69,548          88,329         144,244         208,909
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       176,107         294,020         266,301         673,754
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on investments                               224,236         189,929      (2,723,085)        441,822
      Net change in unrealized appreciation/depreciation on
        investments                                                      (2,190,752)     (1,216,909)       (810,881)     (5,528,040)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                         (1,966,516)     (1,026,980)     (3,533,966)     (5,086,218)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (1,790,409)   $   (732,960)   $ (3,267,665)   $ (4,412,464)
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   30
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               TOUCHSTONE                       TOUCHSTONE                     TOUCHSTONE
                                             BARON SMALL CAP                    CORE BOND                      HIGH YIELD
                                               GROWTH FUND                        FUND                             FUND
                                      -----------------------------   -----------------------------   -----------------------------
                                          FOR THE                         FOR THE                        FOR THE
                                        SIX MONTHS       FOR THE        SIX MONTHS       FOR THE       SIX MONTHS        FOR THE
                                          ENDED           YEAR             ENDED          YEAR            ENDED           YEAR
                                         JUNE 30,         ENDED           JUNE 30,        ENDED          JUNE 30,         ENDED
                                           2008        DECEMBER 31,         2008       DECEMBER 31,        2008        DECEMBER 31,
                                       (UNAUDITED)         2007         (UNAUDITED)        2007        (UNAUDITED)         2007
FROM OPERATIONS:
   Net investment income (loss)       $     (69,051)  $    (203,934)        919,233   $   1,778,339   $   1,002,108   $   2,349,654
   Net realized gain (loss) on
      investments                          (103,712)      3,647,541          34,476          63,397        (516,220)       (124,535)
   Net change in unrealized
      appreciation/depreciation
      on investments                     (2,147,028)     (2,617,954)     (1,429,077)        190,518        (642,731)     (1,788,964)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations            (2,319,791)        825,653        (475,368)      2,032,254        (156,843)        436,155
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         --              --              --      (1,720,286)             --      (2,416,208)
   Realized capital gains                        --      (3,431,149)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --      (3,431,149)             --      (1,720,286)             --      (2,416,208)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold              1,435,014       4,646,940       5,631,774       7,399,330       8,365,274      12,757,426
   Reinvestment of dividends and
      distributions                              --       3,431,149              --       1,720,286              --       2,416,209
   Cost of shares redeemed               (3,604,714)     (8,359,976)     (4,361,290)     (7,141,799)     (9,186,572)    (22,635,767)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions               (2,169,700)       (281,887)      1,270,484       1,977,817        (821,298)     (7,462,132)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                         (4,489,491)     (2,887,383)        795,116       2,289,785        (978,141)     (9,442,185)
NET ASSETS:
   Beginning of period                   26,215,852      29,103,235      39,647,300      37,357,515      27,918,494      37,360,679
------------------------------------------------------------------------------------------------------------------------------------
   End of period                      $  21,726,361   $  26,215,852   $  40,442,416   $  39,647,300   $  26,940,353   $  27,918,494
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
   income (loss)                      $     (68,807)  $         244   $   2,703,081   $   1,796,882   $   3,351,762   $   2,349,654
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           31
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                 TOUCHSTONE                     TOUCHSTONE
                                                                                 LARGE CAP                    MID CAP GROWTH
                                                                              CORE EQUITY FUND                    FUND
                                                                      -----------------------------   -----------------------------
                                                                          FOR THE                        FOR THE
                                                                        SIX MONTHS       FOR THE        SIX MONTHS       FOR THE
                                                                           ENDED          YEAR             ENDED           YEAR
                                                                          JUNE 30,        ENDED           JUNE 30,         ENDED
                                                                           2008        DECEMBER 31,        2008         DECEMBER 31,
                                                                       (UNAUDITED)         2007        (UNAUDITED)         2007
FROM OPERATIONS:
   Net investment income (loss)                                       $     275,446   $     499,159   $     (22,642)  $    (121,345)
   Net realized gain (loss) on investments                                 (999,638)      3,632,052         973,949       5,281,511
   Net change in unrealized appreciation/depreciation on investments     (5,294,112)     (2,848,575)     (2,129,589)       (120,860)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    (6,018,304)      1,282,636      (1,178,282)      5,039,306
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         --        (551,626)             --              --
   Realized capital gains                                                        --        (232,828)             --      (7,572,280)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --        (784,454)             --      (7,572,280)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                                              1,006,002       6,312,106       2,277,100      21,314,709
   Reinvestment of dividends and distributions                                   --         784,455              --       7,572,281
   Proceeds from shares issued in connection with acquisition (a)        63,380,471              --              --              --
   Cost of shares redeemed                                               (5,277,371)     (8,517,892)     (7,160,210)    (15,214,075)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share transactions                          59,109,102      (1,421,331)     (4,883,110)     13,672,915
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  53,090,798        (923,149)     (6,061,392)     11,139,941
NET ASSETS:
   Beginning of period                                                   25,362,232      26,285,381      46,355,800      35,215,859
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                      $  78,453,030   $  25,362,232   $  40,294,408   $  46,355,800
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income (loss)                              $     774,605   $     499,159   $     (22,642)  $          --
------------------------------------------------------------------------------------------------------------------------------------

(a) See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

   32
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                               TOUCHSTONE                       TOUCHSTONE
                                                                              MONEY MARKET                     THIRD AVENUE
                                                                                   FUND                         VALUE FUND
                                                                      -----------------------------   -----------------------------
                                                                          FOR THE                        FOR THE
                                                                        SIX MONTHS      FOR THE        SIX MONTHS       FOR THE
                                                                          ENDED           YEAR            ENDED           YEAR
                                                                         JUNE 30,         ENDED          JUNE 30,         ENDED
                                                                           2008        DECEMBER 31,        2008        DECEMBER 31,
                                                                       (UNAUDITED)         2007        (UNAUDITED)         2007
FROM OPERATIONS:
   Net investment income                                              $   1,844,079   $   4,544,522   $     609,472   $   1,378,129
   Net realized gain (loss) on:
      Investments                                                                --              67       3,548,507      11,130,362
      Foreign currency                                                           --              --          (5,491)         (8,409)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 --              67       3,543,016      11,121,953
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments             --              --      (8,566,577)    (15,271,653)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     1,844,079       4,544,589      (4,414,089)     (2,771,571)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                          (755,046)     (2,126,551)             --        (906,245)
   Net investment income, Class SC                                       (1,089,033)     (2,417,971)             --              --
   Realized capital gains, Class I                                               --              --              --      (7,786,035)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (1,844,079)     (4,544,522)             --      (8,692,280)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                             23,725,318      45,878,438       2,961,800      38,871,642
   Reinvestment of dividends and distributions                              749,676       2,121,448              --       8,692,282
   Cost of shares redeemed                                              (20,317,840)    (40,268,608)    (15,987,446)    (40,712,933)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                   4,157,154       7,731,278     (13,025,646)      6,850,991
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                             43,986,165      98,888,631              --              --
   Reinvestment of dividends and distributions                            1,082,477       2,414,052              --              --
   Cost of shares redeemed                                              (25,431,276)    (84,829,289)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase from Class SC share transactions                            19,637,366      16,473,394              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  23,794,520      24,204,739     (17,439,735)     (4,612,860)
NET ASSETS:
   Beginning of period                                                  100,572,182      76,367,443     120,717,323     125,330,183
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                      $ 124,366,702   $ 100,572,182   $ 103,277,588   $ 120,717,323
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                     $          --   $          --   $   1,979,192   $   1,369,720
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           33
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------


                                                                                TOUCHSTONE                     TOUCHSTONE
                                                                              AGGRESSIVE ETF                 CONSERVATIVE ETF
                                                                                  FUND                            FUND
                                                                      -----------------------------   -----------------------------
                                                                         FOR THE                         FOR THE
                                                                       SIX MONTHS        FOR THE       SIX MONTHS        FOR THE
                                                                          ENDED           YEAR            ENDED           YEAR
                                                                         JUNE 30,         ENDED          JUNE 30,         ENDED
                                                                           2008        DECEMBER 31,        2008        DECEMBER 31,
                                                                       (UNAUDITED)         2007        (UNAUDITED)         2007
FROM OPERATIONS:
 Net investment income                                                $     176,107   $     407,801   $     294,020   $     664,261
 Net realized gain on investments                                           224,236       1,365,439         189,929         486,631
 Net change in unrealized appreciation/depreciation on investments       (2,190,752)       (686,474)     (1,216,909)          1,381
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    (1,790,409)      1,086,766        (732,960)      1,152,273
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income, Class I                                                  --        (215,081)             --        (271,560)
 Net investment income, Class SC                                                 --        (117,634)             --        (109,647)
 Realized capital gains, Class I                                                 --        (363,271)             --         (51,955)
 Realized capital gains, Class SC                                                --        (197,256)             --         (20,565)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --        (893,242)             --        (453,727)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
 Proceeds from shares sold                                                  138,404       1,442,152         699,703       4,319,698
 Reinvestment of dividends and distributions                                     --         578,351              --         323,514
 Cost of shares redeemed                                                 (1,558,882)     (6,960,517)     (2,632,321)     (3,233,857)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                  (1,420,478)     (4,940,014)     (1,932,618)      1,409,355
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
 Proceeds from shares sold                                                1,867,897       6,755,139       3,782,202       5,068,914
 Reinvestment of dividends and distributions                                     --         314,890              --         130,212
 Cost of shares redeemed                                                   (630,029)     (1,531,595)       (732,930)     (1,651,124)
------------------------------------------------------------------------------------------------------------------------------------
Net increase from Class SC share transactions                             1,237,868       5,538,434       3,049,272       3,548,002
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (1,973,019)        791,944         383,694       5,655,903
NET ASSETS:
 Beginning of period                                                     19,690,958      18,899,014      22,829,925      17,174,022
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $  17,717,939   $  19,690,958   $  23,213,619   $  22,829,925
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                     $     585,030   $     408,923   $     958,660   $     664,640
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   34
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                               TOUCHSTONE                      TOUCHSTONE
                                                                              ENHANCED ETF                    MODERATE ETF
                                                                                  FUND                            FUND
                                                                      -----------------------------   -----------------------------
                                                                         FOR THE                         FOR THE
                                                                       SIX MONTHS        FOR THE       SIX MONTHS        FOR THE
                                                                           ENDED          YEAR             ENDED          YEAR
                                                                          JUNE 30,        ENDED           JUNE 30,        ENDED
                                                                           2008        DECEMBER 31,        2008        DECEMBER 31,
                                                                       (UNAUDITED)         2007        (UNAUDITED)         2007
FROM OPERATIONS:
 Net investment income                                                $     266,301   $     543,567   $     673,754   $   1,054,008
 Net realized gain (loss) on investments                                 (2,723,085)      7,084,773         441,822         775,618
 Net change in unrealized appreciation/depreciation on investments         (810,881)     (5,643,064)     (5,528,040)       (145,033)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    (3,267,665)      1,985,276      (4,412,464)      1,684,593
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income, Class I                                                  --        (470,378)             --        (373,952)
 Net investment income, Class SC                                                 --         (43,258)             --        (230,018)
 Realized capital gains, Class I                                                 --        (670,035)             --        (195,172)
 Realized capital gains, Class SC                                                --         (71,181)             --        (127,157)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --      (1,254,852)             --        (926,299)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
 Proceeds from shares sold                                                  268,299       1,897,018         959,154       4,144,729
 Reinvestment of dividends and distributions                                     --       1,140,412              --         569,124
 Proceeds from shares issued in connection with acquisition (a)                  --              --      24,321,868              --
 Cost of shares redeemed                                                 (4,637,200)    (11,620,313)     (3,545,363)     (4,580,968)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                  (4,368,901)     (8,582,883)     21,735,659         132,885
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
 Proceeds from shares sold                                                  621,861       3,372,343       5,236,764      18,312,961
 Reinvestment of dividends and distributions                                     --         114,439              --         357,175
 Cost of shares redeemed                                                   (707,764)       (669,028)     (2,030,533)     (1,077,507)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                    (85,903)      2,817,754       3,206,231      17,592,629
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (7,722,469)     (5,034,705)     20,529,426      18,483,808
NET ASSETS:
 Beginning of period                                                     43,636,256      48,670,961      48,236,564      29,752,756
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $  35,913,787   $  43,636,256   $  68,765,990   $  48,236,564
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                     $     820,960   $     554,659   $   1,729,019   $   1,055,258
------------------------------------------------------------------------------------------------------------------------------------

(a) See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

                                                                           35
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

TOUCHSTONE BARON SMALL CAP GROWTH FUND

                                         FOR THE                                                             FOR THE       FOR THE
                                       SIX MONTHS                                                          SIX MONTHS       YEAR
                                          ENDED                 FOR THE YEAR ENDED DECEMBER 31,              ENDED          ENDED
                                      JUNE 30, 2008    -------------------------------------------------  DECEMBER 31,     JUNE 30,
                                       (UNAUDITED)       2007         2006         2005         2004        2003 (A)        2003
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $  20.52        $  22.86     $  19.89     $  18.47     $  14.45     $  12.40       $  12.53
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment loss                    (0.06)          (0.16)       (0.11)       (0.21)       (0.18)       (0.09)         (0.16)
   Net realized and unrealized
      gain (loss) on investments          (1.80)           0.87         3.75         1.63         4.20         2.14           0.03
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations    (1.86)           0.71         3.64         1.42         4.02         2.05          (0.13)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Realized capital gains                    --           (3.05)       (0.67)          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $  18.66        $  20.52     $  22.86     $  19.89     $  18.47     $  14.45       $  12.40
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              (9.06%)(b)       2.76%       18.26%        7.69%       27.82%       16.53%(b)      (1.04%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)     $ 21,726        $ 26,216     $ 29,103     $ 27,443     $ 23,336     $ 16,133       $ 11,926
Ratios to average net assets:
   Net expenses                            1.55%(c)        1.49%        1.51%        1.54%        1.65%        1.65%(c)       1.62%
   Expenses before voluntary
      expense reimbursement                  NA              NA           NA           NA           NA           NA           2.44%
   Net investment loss                    (0.60%)(c)      (0.71%)      (0.51%)      (1.15%)      (1.24%)      (1.44%)(c)     (1.49%)
   Loss before voluntary
      expense reimbursement                  NA              NA           NA           NA           NA           NA          (2.32%)
Portfolio turnover                            3%(c)          19%          19%          14%          23%          32%(c)         29%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                FOR THE
                                               SIX MONTHS
                                                 ENDED                            FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008    ----------------------------------------------------------------------
                                              (UNAUDITED)        2007           2006          2005           2004           2003
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.33         $   10.24      $   10.28      $   10.11      $   10.19      $   10.23
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                         0.22              0.46           0.50           0.40           0.38           0.40
   Net realized and unrealized gain
      (loss) on investments                     (0.34)             0.10          (0.08)         (0.23)         (0.04)         (0.04)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations          (0.12)             0.56           0.42           0.17           0.34           0.36
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           --             (0.47)         (0.46)            --          (0.39)         (0.39)
   In excess of net investment income              --                --             --             --          (0.03)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions            --             (0.47)         (0.46)            --          (0.42)         (0.40)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   10.21         $   10.33      $   10.24      $   10.28      $   10.11      $   10.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.16%)(b)         5.45%          4.05%          1.68%          3.31%          3.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  40,442         $  39,647      $  37,358      $  39,049      $  40,044      $  42,580
Ratios to average net assets:
   Net expenses                                  1.00%(c)          0.75%          0.75%          0.75%          0.75%          0.75%
   Net investment income                         4.45%(c)          4.67%          4.41%          3.76%          3.50%          3.62%
Portfolio turnover                                213%(c)           283%           231%           149%           144%           287%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

   36
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE HIGH YIELD FUND

                                                FOR THE
                                               SIX MONTHS
                                                 ENDED                            FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008    ----------------------------------------------------------------------
                                              (UNAUDITED)        2007          2006          2005          2004          2003
NET ASSET VALUE, BEGINNING OF PERIOD        $    7.94         $    8.54     $    8.53      $    8.26     $    8.12     $    7.13
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                         0.32              0.87          0.61           0.61          0.64          0.72
   Net realized and unrealized
      gain (loss) on investments                (0.35)            (0.72)         0.06          (0.34)         0.14          0.99
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations       (0.03)             0.15          0.67           0.27          0.78          1.71
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           --             (0.75)        (0.66)            --         (0.64)        (0.72)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    7.91         $    7.94     $    8.54      $    8.53     $    8.26     $    8.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (0.38%)(b)         1.78%         7.90%          3.27%         9.55%        23.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  26,940         $  27,918     $  37,361      $  37,853     $  42,328     $  45,844
Ratios to average net assets:
   Net expenses                                  1.05%(c)          0.80%         0.80%          0.80%         0.80%         0.74%(d)
   Net investment income                         7.34%(c)          6.88%         6.84%          6.91%         7.30%         8.16%
Portfolio turnover                                 61%(c)            62%           46%            69%           55%          101%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                FOR THE
                                               SIX MONTHS
                                                 ENDED                            FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008    ----------------------------------------------------------------------
                                              (UNAUDITED)        2007           2006          2005           2004           2003
NET ASSET VALUE, BEGINNING OF PERIOD        $   11.22         $   10.99      $    8.88      $    9.16      $    8.90      $    6.81
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                 (0.12)             0.24           0.28           0.20           0.19           0.09
   Net realized and unrealized
      gain (loss) on investments                (1.16)             0.35           2.08          (0.48)          0.26           2.09
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations       (1.28)             0.59           2.36          (0.28)          0.45           2.18
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           --             (0.25)         (0.25)            --          (0.19)         (0.09)
   Realized capital gains                          --             (0.11)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions            --             (0.36)         (0.25)            --          (0.19)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    9.94         $   11.22      $   10.99      $    8.88      $    9.16      $    8.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   (11.41%)(b)         5.32%         26.57%         (3.06%)         5.08%         32.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  78,453         $  25,362      $  26,285      $  25,360      $  29,699      $  30,258
Ratios to average net assets:
   Net expenses                                  1.00%(c)          0.75%          0.75%          0.75%          0.75%          0.75%
   Net investment income                         1.24%(c)          1.91%          2.31%          2.23%          2.15%          1.57%
Portfolio turnover                                 99%(c)           124%            53%            48%            60%           140%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

                                                                           37
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE MID CAP GROWTH FUND

                                                FOR THE
                                               SIX MONTHS
                                                 ENDED                            FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008    ----------------------------------------------------------------------
                                              (UNAUDITED)        2007           2006          2005           2004          2003

NET ASSET VALUE, BEGINNING OF PERIOD        $   18.55         $   19.38      $   17.63      $   20.89      $   19.64     $   13.45
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.01)            (0.05)         (0.09)         (0.08)         (0.15)        (0.12)
   Net realized and unrealized
      gain (loss) on investments                (0.28)             2.85           2.95           3.28           2.48          6.47
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations       (0.29)             2.80           2.86           3.20           2.33          6.35
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Realized capital gains                          --             (3.63)         (1.11)         (6.46)         (1.08)        (0.16)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   18.26         $   18.55      $   19.38      $   17.63      $   20.89     $   19.64
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.56%)(b)        14.43%         16.18%         15.29%         12.06%        47.26%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  40,294         $  46,356      $  35,216      $  33,511      $  34,135     $  37,537
Ratios to average net assets:
   Net expenses                                  1.16%(c)          1.15%          1.15%          1.15%          1.15%         1.15%
   Net investment loss                          (0.11%)(c)        (0.29%)        (0.49%)        (0.50%)        (0.65%)       (0.74%)
Portfolio turnover                                 69%(c)            83%           104%            70%           134%           88%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                FOR THE
                                               SIX MONTHS
                                                 ENDED                            FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008    ----------------------------------------------------------------------
                                              (UNAUDITED)        2007           2006          2005           2004           2003
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00         $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02              0.05           0.05           0.03           0.01           0.01
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        (0.02)            (0.05)         (0.05)         (0.03)         (0.01)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00         $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     3.18%(c)          5.17%          4.94%          3.16%          1.35%          1.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  49,145         $  44,988      $  37,256      $  42,614      $  38,188      $  73,278
Ratios to average net assets:
   Net expenses                                  0.63%(c)          0.28%          0.28%          0.28%          0.28%          0.30%
   Net investment income                         3.15%(c)          5.06%          4.82%          3.13%          1.28%          0.91%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

   38
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                 FOR THE                                                                 FOR THE
                                               SIX MONTHS                                                                PERIOD
                                                  ENDED                   FOR THE YEAR ENDED DECEMBER 31,                 ENDED
                                              JUNE 30, 2008   ----------------------------------------------------     DECEMBER 31,
                                               (UNAUDITED)       2007           2006          2005         2004          2003 (E)

NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00         $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02              0.05          0.05          0.03          0.01           0.00(f)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        (0.02)            (0.05)        (0.05)        (0.03)        (0.01)         (0.00)(f)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00         $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     3.12%(c)          4.90%         4.66%         2.90%         1.08%          0.28%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  75,222         $  55,584     $  39,111     $  37,342     $  25,727      $  27,883
Ratios to average net assets:
   Net expenses                                  0.69%(c)          0.54%         0.54%         0.54%         0.54%          0.53%(c)
   Net investment income                         3.08%(c)          4.80%         4.61%         2.89%         1.06%          0.63%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                         FOR THE                                                             FOR THE       FOR THE
                                       SIX MONTHS                                                          SIX MONTHS       YEAR
                                          ENDED                 FOR THE YEAR ENDED DECEMBER 31,              ENDED          ENDED
                                      JUNE 30, 2008    -------------------------------------------------  DECEMBER 31,     JUNE 30,
                                       (UNAUDITED)       2007         2006         2005         2004        2003 (A)        2003
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $  26.70        $  29.24     $  26.89     $  23.51     $  18.71     $  14.65       $  16.08
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (loss)            0.19            0.30         0.22         0.11         0.05        (0.00)(f)       0.05
   Net realized and unrealized
      gain (loss) on investments          (1.11)          (0.79)        4.05         3.98         4.80         4.06          (1.17)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations    (0.92)          (0.49)        4.27         4.09         4.85         4.06          (1.12)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                     --           (0.20)       (0.11)       (0.00)(f)    (0.05)          --          (0.09)
   Realized capital gains                    --           (1.85)       (1.81)       (0.71)          --           --          (0.22)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and
         distributions                       --           (2.05)       (1.92)       (0.71)       (0.05)          --          (0.31)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $  25.78        $  26.70     $  29.24     $  26.89     $  23.51     $  18.71       $  14.65
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              (3.45%)(b)      (1.79%)      15.87%       17.41%       25.93%       27.72%(b)      (6.78%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)     $103,278        $120,717     $125,330     $117,142     $ 92,920     $ 71,600       $ 50,499
Ratios to average net assets:
   Net expenses                            1.06%(c)        1.05%        1.05%        1.05%        1.05%        1.05%(c)       1.10%
   Expenses before voluntary
      expense reimbursement                  NA              NA           NA           NA           NA           NA           1.15%
   Net investment income (loss)            1.13%(c)        1.03%        0.77%        0.48%        0.27%       (0.01%)(c)      0.41%
   Income before voluntary
      expense reimbursement                  NA              NA           NA           NA           NA           NA           0.36%
Portfolio turnover                            7%(c)          18%          10%          17%          30%          23%(c)         23%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

                                                                           39
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                                 FOR THE                                                 FOR THE
                                                               SIX MONTHS                                                PERIOD
                                                                  ENDED           FOR THE YEAR ENDED DECEMBER 31,         ENDED
                                                              JUNE 30, 2008   --------------------------------------    DECEMBER 31,
                                                               (UNAUDITED)       2007          2006         2005          2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                         $   12.70        $   12.65     $   11.30     $   10.80    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.18             0.40          0.24          0.13         0.06
   Net realized and unrealized gain (loss) on investments        (1.34)            0.25          1.29          0.37         0.80
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           (1.16)            0.65          1.53          0.50         0.86
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            --            (0.22)        (0.12)           --        (0.06)
   Realized capital gains                                           --            (0.38)        (0.06)           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                             --            (0.60)        (0.18)           --        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   11.54        $   12.70     $   12.65     $   11.30    $   10.80
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (9.13%)(b)        5.12%        13.52%         4.63%        8.62%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $  10,105        $  12,610     $  17,171     $  14,845    $   3,999
Ratios to average net assets:
   Net expenses                                                   0.75%(c)         0.50%         0.50%         0.50%        0.50%(c)
   Net investment income                                          1.84%(c)         1.86%         1.94%         1.80%        7.08%(c)
Portfolio turnover                                                  28%(c)           39%           33%           38%           0%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                                    FOR THE            FOR THE           FOR THE
                                                                                  SIX MONTHS            YEAR              PERIOD
                                                                                     ENDED              ENDED              ENDED
                                                                                 JUNE 30, 2008       DECEMBER 31,       DECEMBER 31,
                                                                                  (UNAUDITED)           2007              2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   12.65            $   12.64         $   11.69
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                             0.11                 0.21              0.09
   Net realized and unrealized gain (loss) on investments                           (1.26)                0.40              1.04
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                              (1.15)                0.61              1.13
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --                (0.22)            (0.12)
   Realized capital gains                                                              --                (0.38)            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                                --                (0.60)            (0.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $   11.50            $   12.65         $   12.64
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        (9.09%)(b)            4.79%             9.65%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                              $   7,613            $   7,081         $   1,728
Ratios to average net assets:
   Net expenses                                                                      0.75%(c)             0.75%             0.75%(c)
   Net investment income                                                             1.99%(c)             2.01%             3.45%(c)
Portfolio turnover                                                                     28%(c)               39%               33%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

   40
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                                 FOR THE                                                 FOR THE
                                                               SIX MONTHS                                                PERIOD
                                                                  ENDED           FOR THE YEAR ENDED DECEMBER 31,         ENDED
                                                              JUNE 30, 2008   --------------------------------------    DECEMBER 31,
                                                               (UNAUDITED)       2007          2006         2005          2004 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                         $   11.92        $   11.50     $   10.72     $   10.38    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.22             0.35          0.22          0.16         0.14
   Net realized and unrealized gain (loss) on investments        (0.61)            0.31          0.65          0.19         0.38
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           (0.39)            0.66          0.87          0.35         0.52
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            --            (0.20)        (0.08)           --        (0.14)
   Realized capital gains                                           --            (0.04)        (0.01)        (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                             --            (0.24)        (0.09)        (0.01)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   11.53        $   11.92     $   11.50     $   10.72    $   10.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (3.27%)(b)        5.76%         8.15%         3.32%        5.22%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $  13,793        $  16,197     $  14,213     $   8,098    $     620
Ratios to average net assets:
   Net expenses                                                   0.75%(c)         0.50%         0.50%         0.50%        0.50%(c)
   Net investment income                                          2.44%(c)         3.24%         3.19%         3.01%        2.54%(c)
Portfolio turnover                                                  32%(c)           23%           14%           19%          37%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                                    FOR THE            FOR THE           FOR THE
                                                                                  SIX MONTHS            YEAR              PERIOD
                                                                                     ENDED              ENDED              ENDED
                                                                                 JUNE 30, 2008       DECEMBER 31,       DECEMBER 31,
                                                                                  (UNAUDITED)           2007              2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   11.88            $   11.49         $   10.88
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                             0.10                 0.26              0.11
   Net realized and unrealized gain (loss) on investments                           (0.49)                0.37              0.59
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                              (0.39)                0.63              0.70
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --                (0.20)            (0.08)
   Realized capital gains                                                              --                (0.04)            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                                --                (0.24)            (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $   11.49            $   11.88         $   11.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        (3.28%)(b)            5.47%             6.46%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                              $   9,421            $   6,633         $   2,961
Ratios to average net assets:
   Net expenses                                                                      0.75%(c)             0.75%             0.75%(c)
   Net investment income                                                             2.59%(c)             3.16%             3.87%(c)
Portfolio turnover                                                                     32%(c)               23%               14%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

                                                                           41
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                                 FOR THE                                                 FOR THE
                                                               SIX MONTHS                                                PERIOD
                                                                  ENDED           FOR THE YEAR ENDED DECEMBER 31,         ENDED
                                                              JUNE 30, 2008   --------------------------------------    DECEMBER 31,
                                                               (UNAUDITED)       2007          2006         2005          2004 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                         $   13.88        $   13.73     $   11.98     $   11.30    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.12             0.21          0.13          0.05         0.04
   Net realized and unrealized gain (loss) on investments        (1.17)            0.35          1.71          0.63         1.30
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           (1.05)            0.56          1.84          0.68         1.34
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            --            (0.17)        (0.03)           --        (0.04)
   Realized capital gains                                           --            (0.24)        (0.06)           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                             --            (0.41)        (0.09)           --        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   12.83        $   13.88     $   13.73     $   11.98    $   11.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (7.56%)(b)        4.03%        15.38%         6.02%       13.36%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $  32,207        $  39,526     $  47,264     $  26,864    $     904
Ratios to average net assets:
   Net expenses                                                   0.75%(c)         0.50%         0.50%         0.50%        0.50%(c)
   Net investment income                                          1.38%(c)         1.13%         1.26%         1.09%        1.06%(c)
Portfolio turnover                                                  86%(c)           88%           62%           64%           0%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                                    FOR THE            FOR THE           FOR THE
                                                                                  SIX MONTHS            YEAR              PERIOD
                                                                                     ENDED              ENDED              ENDED
                                                                                 JUNE 30, 2008       DECEMBER 31,       DECEMBER 31,
                                                                                  (UNAUDITED)           2007              2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   13.85            $   13.72         $   12.45
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                             0.09                 0.07              0.11
   Net realized and unrealized gain (loss) on investments                           (1.14)                0.45              1.25
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                              (1.05)                0.52              1.36
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --                (0.15)            (0.03)
   Realized capital gains                                                              --                (0.24)            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                                --                (0.39)            (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $   12.80            $   13.85         $   13.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        (7.58%)(b)            3.74%            10.94%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                              $   3,707            $   4,110         $   1,407
Ratios to average net assets:
   Net expenses                                                                      0.75%(c)             0.75%             0.75%(c)
   Net investment income                                                             1.42%(c)             1.20%             3.29%(c)
Portfolio turnover                                                                     86%(c)               88%               62%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

   42
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                                 FOR THE                                                 FOR THE
                                                               SIX MONTHS                                                PERIOD
                                                                  ENDED           FOR THE YEAR ENDED DECEMBER 31,         ENDED
                                                              JUNE 30, 2008   --------------------------------------    DECEMBER 31,
                                                               (UNAUDITED)       2007          2006         2005          2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                         $   12.60        $   12.21     $   11.11     $   10.69    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.08)            0.33          0.22          0.14         0.06
   Net realized and unrealized gain (loss) on investments        (0.75)            0.31          1.00          0.28         0.69
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           (0.83)            0.64          1.22          0.42         0.75
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            --            (0.16)        (0.10)           --        (0.06)
   Realized capital gains                                           --            (0.09)        (0.02)           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                             --            (0.25)        (0.12)           --        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   11.77        $   12.60     $   12.21     $   11.11    $   10.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (6.59%)(b)        5.24%        10.97%         3.93%        7.51%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $  47,724        $  29,017     $  27,991     $  19,137    $   2,288
Ratios to average net assets:
   Net expenses                                                   0.75%(c)         0.50%         0.50%         0.50%        0.50%(c)
   Net investment income                                          2.49%(c)         2.59%         2.57%         2.48%        3.91%(c)
Portfolio turnover                                                  18%(c)           12%           15%           21%           0%(c)
------------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                                    FOR THE            FOR THE           FOR THE
                                                                                  SIX MONTHS            YEAR              PERIOD
                                                                                     ENDED              ENDED              ENDED
                                                                                 JUNE 30, 2008       DECEMBER 31,       DECEMBER 31,
                                                                                  (UNAUDITED)           2007              2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   12.55            $   12.18         $   11.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                             0.12                 0.20              0.10
   Net realized and unrealized gain (loss) on investments                           (0.94)                0.41              0.81
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                              (0.82)                0.61              0.91
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --                (0.15)            (0.10)
   Realized capital gains                                                              --                (0.09)            (0.02)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                                --                (0.24)            (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $   11.73            $   12.55         $   12.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        (6.53%)(b)            4.99%             7.98%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                              $  21,042            $  19,220         $   1,762
Ratios to average net assets:
   Net expenses                                                                      0.75%(c)             0.75%             0.75%(c)
   Net investment income                                                             2.29%(c)             2.92%             3.73%(c)
Portfolio turnover                                                                     18%(c)               12%               15%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 43.

The accompanying notes are an integral part of the financial statements.

                                                                           43
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL HIGHLIGHTS

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(b)   Not annualized.

(c)   Annualized.

(d) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.

(e)   The Class commenced operations on July 15, 2003.

(f)   Less than $0.01 per share.

(g) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

(h)   The Class commenced operations on July 31, 2006.

The accompanying notes are an integral part of the financial statements.

   44
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          June 30, 2008 (Unaudited)

1. Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Baron Small Cap Growth Fund (formerly Touchstone Baron Small Cap Fund), Touchstone Core Bond Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds"). The Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations of Class SC shares on July 31, 2006.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2008, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The Funds are registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offer two classes of shares: Class I shares and Class SC shares. All remaining funds offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                                           45
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2008:

                                                                    Level 2 -           Level 3 -
                                               Level 1 -       Other Significant       Significant
Investments in Securities:                  Quoted Prices      Observable Inputs   Unobservable Inputs
------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund     $   21,776,843       $           --       $           --
Touchstone Core Bond Fund                       2,667,111           37,454,430                   --
Touchstone High Yield Fund                        512,014           25,670,316                   --
Touchstone Large Cap Core Equity Fund          78,999,087                   --                   --
Touchstone Mid Cap Growth Fund                 40,163,395                   --                   --
Touchstone Money Market Fund                   13,169,100          113,029,476                   --
Touchstone Third Avenue Value Fund            103,903,532                   --                   --
Touchstone Aggressive ETF Fund                 17,696,915                   --                   --
Touchstone Conservative ETF Fund               23,203,638                   --                   --
Touchstone Enhanced ETF Fund                   35,935,400                   --                   --
Touchstone Moderate ETF Fund                   68,961,897                   --                   --

   46
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued


FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2008, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2008, the following Funds loaned securities and received collateral as follows:

                                          Fair Value of           Value of
Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund      $  5,783,617        $  6,044,800
Touchstone High Yield Fund                  $    626,124        $    655,733
Touchstone Large Cap Core Equity Fund       $  5,209,230        $  5,250,009
Touchstone Mid Cap Growth Fund              $  8,391,566        $  8,740,393
Touchstone Third Avenue Value Fund          $  5,291,360        $  5,493,539
Touchstone Aggressive ETF Fund              $  5,030,150        $  5,189,517
Touchstone Conservative ETF Fund            $  4,151,722        $  4,251,394
Touchstone Enhanced ETF Fund                $  5,551,660        $  5,693,787
Touchstone Moderate ETF Fund                $ 19,325,524        $ 19,869,202

                                                                           47
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2008, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

   48
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company
(Western-Southern).

                                                                           49
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund       1.05%
------------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                    0.55% on the first $100 million
                                             0.50% of the next $100 million
                                             0.45% of the next $100 million
                                             0.40% of such assets in excess of  $300 million.
------------------------------------------------------------------------------------------------
Touchstone High Yield Fund                   0.50% on the first $100 million
                                             0.45% of the next $100 million
                                             0.40% of the next $100 million
                                             0.35% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Large Cap Core Equity Fund        0.65% on the first $100 million
                                             0.60% of the next $100 million
                                             0.55% of the next $100 million
                                             0.50% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund               0.80%
------------------------------------------------------------------------------------------------
Touchstone Money Market Fund                 0.18%
------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund           0.80% on the first $100 million
                                             0.75% of the next $100 million
                                             0.70% of the next $100 million
                                             0.65% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund               0.40% on the first $50 million
Touchstone Conservative ETF Fund             0.38% of the next $50 million
Touchstone Enhanced ETF Fund                 0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2008, the following sub-advisory agreements were in place:

TOUCHSTONE BARON SMALL                           BAMCO, Inc.
CAP GROWTH FUND

TOUCHSTONE CORE BOND FUND                        Fort Washington Investment
                                                 Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND                       Fort Washington Investment
                                                 Advisors, Inc.

TOUCHSTONE LARGE CAP                             Todd Investment Advisors, Inc.
CORE EQUITY FUND

TOUCHSTONE MID CAP                               TCW Investment Management
GROWTH FUND                                      Company and Westfield Capital
                                                 Management Company LLC

   50
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

TOUCHSTONE MONEY MARKET FUND                     Fort Washington Investment
                                                 Advisors, Inc.

TOUCHSTONE THIRD AVENUE                          Third Avenue Management LLC
VALUE FUND

TOUCHSTONE AGGRESSIVE ETF FUND                   Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND                 Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND                     Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND                     Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. The Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a minimum annual fee from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has adopted a Shareholder Services Plan under which all share classes of the Trust may directly or indirectly bear expenses for providing shareholder services. The Funds will incur and/or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

                                                                           51
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended June 30, 2008, is noted below:

                                                        SHARE ACTIVITY
                                    -----------------------------------------------------
                                      Balance                                     Balance                     Value
                                      12/31/07     Purchases       Sales         06/30/08     Dividends     06/30/08
---------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small
Cap Growth Fund                        432,215     3,019,305    (2,265,818)     1,185,702   $     9,720   $ 1,185,702

Touchstone Core Bond Fund            2,011,452    11,812,962   (11,663,864)     2,160,550   $    43,847   $ 2,160,550

Touchstone High Yield Fund             515,123     9,500,101    (9,503,210)       512,014   $     8,547   $   512,014

Touchstone Large Cap
Core Equity Fund                       163,570     6,188,247    (5,057,337)     1,294,480   $     5,983   $ 1,294,480

Touchstone Mid Cap
Growth Fund                          2,381,159    12,123,546   (13,484,453)     1,020,252   $    19,837   $ 1,020,252

Touchstone Third Avenue
Value Fund                          18,635,489     9,384,067   (15,361,170)    12,658,386   $   202,445   $12,658,386

Touchstone Aggressive ETF Fund         229,608     2,909,773    (3,006,539)       132,842   $     3,635   $   132,842

Touchstone Conservative ETF Fund       200,236     4,904,718    (4,709,381)       395,573   $     5,152   $   395,573

Touchstone Enhanced ETF Fund           451,041     3,923,270    (4,002,499)       371,812   $     5,717   $   371,812

Touchstone Moderate ETF Fund           488,746     7,465,986    (7,099,160)       855,572   $    10,645   $   855,572


4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                    Touchstone Baron Small           Touchstone Core
                                                       Cap Growth Fund                  Bond Fund
                                                     For the                       For the
                                                   Six Months     For the        Six Months     For the
                                                     Ended         Year             Ended        Year
                                                    June 30,       Ended          June 30,       Ended
                                                      2008      December 31,        2008      December 31,
                                                  (Unaudited)       2007        (Unaudited)      2007
Shares issued                                         74,116       194,375         542,297       707,297
Shares reinvested                                         --       162,923              --       166,533
Shares redeemed                                     (187,373)     (352,928)       (420,822)     (682,727)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (113,257)        4,370         121,475       191,103
Shares outstanding, beginning of period            1,277,688     1,273,318       3,839,526     3,648,423
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,164,431     1,277,688       3,961,001     3,839,526

   52
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                                       Touchstone High             Touchstone Large Cap
                                                          Yield Fund                 Core Equity Fund
                                                     For the                       For the
                                                   Six Months     For the        Six Months     For the
                                                     Ended         Year             Ended        Year
                                                    June 30,       Ended          June 30,       Ended
                                                      2008      December 31,        2008      December 31,
                                                  (Unaudited)       2007        (Unaudited)      2007
Shares issued                                      1,049,438     1,462,782         127,064       536,342
Shares reinvested                                         --       304,308              --        69,288
Shares issued in connection with acquisition (a)          --            --       6,038,510            --
Shares redeemed                                   (1,158,772)   (2,625,897)       (535,244)     (736,121)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (109,334)     (858,807)      5,630,330      (130,491)
Shares outstanding, beginning of period            3,514,894     4,373,701       2,260,393     2,390,884
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  3,405,560     3,514,894       7,890,723     2,260,393

                                                      Touchstone Mid Cap             Touchstone Third
                                                         Growth Fund                Avenue Value Fund
                                                     For the                       For the
                                                   Six Months     For the        Six Months     For the
                                                     Ended         Year             Ended        Year
                                                    June 30,       Ended          June 30,       Ended
                                                      2008      December 31,        2008      December 31,
                                                  (Unaudited)       2007        (Unaudited)      2007
Shares issued                                        123,661       992,600         114,647     1,259,899
Shares reinvested                                         --       407,550              --       318,103
Shares redeemed                                     (415,138)     (718,521)       (630,348)   (1,343,425)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (291,477)      681,629        (515,701)      234,577
Shares outstanding, beginning of period            2,498,308     1,816,679       4,521,470     4,286,893
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  2,206,831     2,498,308       4,005,769     4,521,470

                                           Touchstone Aggressive                             Touchstone Conservative
                                                 ETF Fund                                             ETF Fund
                                     Class I                  Class SC                    Class I                 Class SC
                             ------------------------- ------------------------- ------------------------- -------------------------
                               For the                   For the                   For the                   For the
                             Six Months    For the     Six Months    For the     Six Months     For the    Six Months    For the
                                Ended        Year         Ended        Year         Ended        Year        Ended        Year
                               June 30,      Ended       June 30,      Ended       June 30,      Ended      June 30,      Ended
                                2008      December 31,     2008     December 31,     2008     December 31,    2008      December 31,
                             (Unaudited)      2007     (Unaudited)      2007     (Unaudited)      2007     (Unaudited)      2007

Shares issued                   11,511      111,596      154,830      512,321       59,989      366,342      323,945       427,498
Shares reinvested                   --       44,708           --       24,438           --       27,055           --        10,926
Shares redeemed               (129,241)    (520,317)     (52,610)    (113,716)    (221,938)    (270,264)     (62,097)     (137,823)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding      (117,730)    (364,013)     102,220      423,043     (161,949)     123,133      261,848       300,601
Shares outstanding,
   beginning of period         993,164    1,357,177      559,782      136,739    1,358,632    1,235,499      558,315       257,714
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period               875,434      993,164      662,002      559,782    1,196,683    1,358,632      820,163       558,315


                                           Touchstone Enhanced                                    Touchstone Moderate
                                                 ETF Fund                                             ETF Fund
                                     Class I                  Class SC                    Class I                 Class SC
                             ------------------------- ------------------------- ------------------------- -------------------------
                               For the                   For the                   For the                   For the
                             Six Months    For the     Six Months    For the     Six Months     For the    Six Months    For the
                                Ended        Year         Ended        Year         Ended        Year        Ended        Year
                               June 30,      Ended       June 30,      Ended       June 30,      Ended      June 30,      Ended
                                2008      December 31,     2008     December 31,     2008     December 31,    2008      December 31,
                             (Unaudited)      2007     (Unaudited)      2007     (Unaudited)      2007     (Unaudited)      2007
Shares issued                   20,674      132,876       47,972      232,628       92,828      326,819      429,958     1,441,658
Shares reinvested                   --       80,909           --        8,132           --       44,844           --        28,255
Shares issued in connection
   with acquisition (a)             --           --           --           --    1,962,139           --           --            --
Shares redeemed               (357,573)    (808,083)     (55,195)     (46,527)    (303,682)    (362,130)    (166,727)      (83,577)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding      (336,899)    (594,298)      (7,223)     194,233    1,751,285        9,533      263,231     1,386,336
Shares outstanding,
   beginning of period       2,848,071    3,442,369      296,791      102,558    2,302,074    2,292,541    1,530,975       144,639
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period             2,511,172    2,848,071      289,568      296,791    4,053,359    2,302,074    1,794,206     1,530,975


(a) See Footnote 9 in notes to financial statements.

                                                                           53
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

5. Expense Reductions

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the six months ended June 30, 2008, there were no fees reduced by the Custodian.

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the amount of other expenses reimbursed by the Advisor and Administration fees waived by the Administrator for each Fund for the six months ended June 30, 2008:

                               Touchstone                                      Touchstone
                               Baron Small     Touchstone      Touchstone      Large Cap
                               Cap Growth      Core Bond       High Yield      Core Equity
                                  Fund            Fund            Fund           Fund
Expense cap                          1.55%           1.00%           1.05%           1.00%
Expenses reimbursed            $    2,700      $       --      $       --      $       --
Administration fees waived     $   23,017      $    1,892      $   10,023      $   28,604
------------------------------------------------------------------------------------------

                               Touchstone      Touchstone      Touchstone      Touchstone
                                 Mid Cap      Money Market    Money Market    Third Avenue
                                 Growth          Fund -          Fund -          Value
                                  Fund          Class I         Class SC          Fund
Expense cap                          1.17%           0.75%           0.75%           1.09%
Expenses reimbursed            $       --      $       --      $       --      $   29,031
Administration fees waived     $   32,728      $       --      $       --      $  107,968
------------------------------------------------------------------------------------------

                                Touchstone      Touchstone    Touchstone       Touchstone
                                Aggressive      Aggressive   Conservative     Conservative
                                ETF Fund -      ETF Fund -     ETF Fund -      ETF Fund -
                                  Class I       Class SC        Class I         Class SC
Expense cap                          0.75%           0.75%           0.75%           0.75%
Expenses reimbursed            $   13,766      $    8,754      $   11,492      $    6,369
Administration fees waived     $   11,314      $    7,238      $   15,155      $    8,399
------------------------------------------------------------------------------------------

                               Touchstone      Touchstone     Touchstone       Touchstone
                                Enhanced       Enhanced        Moderate        Moderate
                               ETF Fund -      ETF Fund -     ETF Fund -       ETF Fund -
                                Class I        Class SC         Class I        Class SC
Expense cap                          0.75%           0.75%           0.75%           0.75%
Expenses reimbursed            $   13,195      $    1,434      $       --      $      877
Administration fees waived     $   34,730      $    3,766      $   35,410      $   20,310
------------------------------------------------------------------------------------------

   54
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2008 were as follows:

                           Touchstone
                           Baron Small      Touchstone       Touchstone
                           Cap Growth       Core Bond        High Yield
                               Fund            Fund             Fund
Cost of Purchases         $    381,436     $  4,103,096     $  7,746,546
Proceeds from Sales       $  3,350,444     $  4,995,995     $  8,827,494
------------------------------------------------------------------------

                           Touchstone       Touchstone       Touchstone
                            Large Cap        Mid Cap        Third Avenue
                           Core Equity        Growth          Value
                              Fund             Fund            Fund
Cost of Purchases         $ 82,193,198     $ 13,649,245     $  3,486,268
Proceeds from Sales       $ 23,501,630     $ 18,176,260     $  9,729,435
------------------------------------------------------------------------

                           Touchstone     Touchstone   Touchstone    Touchstone
                           Aggressive    Conservative   Enhanced      Moderate
                            ETF Fund       ETF Fund     ETF Fund      ETF Fund
Cost of Purchases         $  2,907,719  $  5,007,966  $ 16,449,838  $ 30,739,824
Proceeds from Sales       $  2,616,029  $  3,681,403  $ 20,241,569  $  5,002,978
--------------------------------------------------------------------------------

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2007 and 2006 was as follows:

                                      Touchstone
                                      Baron Small               Touchstone                Touchstone
                                      Cap Growth                 Core Bond                High Yield
                                         Fund                      Fund                      Fund

                                   2007          2006        2007         2006         2007         2006
From ordinary income           $        --  $        --  $ 1,720,286  $ 1,596,915  $ 2,416,208  $ 2,695,173
From long-term capital gains     3,431,149      847,283           --           --           --           --
-----------------------------------------------------------------------------------------------------------
                               $ 3,431,149  $   847,283  $ 1,720,286  $ 1,596,915  $ 2,416,208  $ 2,695,173
-----------------------------------------------------------------------------------------------------------

                                     Touchstone              Touchstone                Touchstone                 Touchstone
                                     Large Cap                 Mid Cap                    Money                  Third Avenue
                                    Core Equity                 Growth                    Market                    Value
                                       Fund                      Fund                      Fund                      Fund
                                 2007         2006         2007         2006         2007         2006         2007         2006
From ordinary income          $  784,454   $  583,832   $1,535,260   $       --   $4,544,522   $4,012,075   $  948,228   $1,266,296
From long-term capital gains          --           --    6,037,020    1,918,613           --           --    7,744,052    6,542,425
------------------------------------------------------------------------------------------------------------------------------------
                              $  784,454   $  583,832   $7,572,280   $1,918,613   $4,544,522   $4,012,075   $8,692,280   $7,808,721
------------------------------------------------------------------------------------------------------------------------------------


                                     Touchstone              Touchstone                Touchstone                 Touchstone
                                     Aggressive              Conservative                Enhanced                  Moderate
                                        ETF                      ETF                       ETF                       ETF
                                       Fund                      Fund                      Fund                      Fund
                                 2007         2006         2007         2006         2007         2006         2007         2006
From ordinary income          $  384,842   $  263,300   $  402,455   $  136,921   $  894,954   $  326,768   $  689,766   $  286,645
From long-term capital gains     508,400           --       51,272        1,895      359,898           --      236,533        1,206
------------------------------------------------------------------------------------------------------------------------------------
                              $  893,242   $  263,300   $  453,727   $  138,816   $1,254,852   $  326,768   $  926,299   $  287,851
------------------------------------------------------------------------------------------------------------------------------------

                                                                           55
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2007:

                                              Touchstone      Touchstone
                                              Baron Small        Core         Touchstone
                                              Cap Growth         Bond         High Yield
                                                 Fund            Fund            Fund
Cost of portfolio investments                $ 23,434,041    $ 39,399,023    $ 28,986,487
------------------------------------------------------------------------------------------
Gross unrealized appreciation                   9,723,373         531,741         203,344
Gross unrealized depreciation                  (1,181,619)       (512,644)     (1,544,143)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)      8,541,754          19,097      (1,340,799)
Capital loss carryforward                              --        (966,445)     (1,631,102)
Post-October losses                                    --              --        (188,578)
Undistributed ordinary income                          --       1,783,848       2,349,654
Undistributed long-term gains                   3,402,506              --              --
------------------------------------------------------------------------------------------
Accumulated earnings (deficit)               $ 11,944,260    $    836,500    $   (810,825)
------------------------------------------------------------------------------------------

                                  Touchstone       Touchstone       Touchstone       Touchstone
                                   Large Cap         Mid Cap          Money         Third Avenue
                                  Core Equity        Growth           Market            Value
                                     Fund             Fund             Fund             Fund
Cost of portfolio investments    $  25,341,172    $  48,717,644    $  99,885,552    $ 112,141,633
--------------------------------------------------------------------------------------------------
Gross unrealized appreciation        1,725,286        7,033,478               --       25,878,464
Gross unrealized depreciation         (800,677)      (3,142,548)              --               (1)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation            924,609        3,890,930               --       25,878,463
Capital loss carryforward                   --               --         (349,361)      (2,456,160)
Undistributed ordinary income        1,038,605        1,217,508               --        1,626,068
Undistributed long-term gains        2,810,369        4,484,909               --       10,496,578
--------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)   $   4,773,583    $   9,593,347    $    (349,361)   $  35,544,949
--------------------------------------------------------------------------------------------------

                                  Touchstone        Touchstone      Touchstone       Touchstone
                                  Aggressive       Conservative      Enhanced         Moderate
                                      ETF               ETF             ETF              ETF
                                     Fund              Fund            Fund             Fund
Cost of portfolio investments    $  18,493,551    $  22,120,805    $  43,721,130    $  46,050,101
--------------------------------------------------------------------------------------------------
Gross unrealized appreciation        1,176,719          714,314        1,865,264        2,364,819
Gross unrealized depreciation         (201,765)        (126,403)      (2,246,068)        (528,876)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                      974,954          587,911         (380,804)       1,835,943
Undistributed ordinary income          406,290          669,584        1,962,701        1,051,876
Undistributed long-term gains        1,363,965          521,514        5,626,243          779,232
--------------------------------------------------------------------------------------------------
Accumulated earnings             $   2,745,209    $   1,779,009    $   7,208,140    $   3,667,051
--------------------------------------------------------------------------------------------------

   56
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

During the year ended December 31, 2007, the following Funds utilized capital loss carryforwards as follows:

                                                 Amount
Touchstone Core Bond Fund                     $     25,817
Touchstone High Yield Fund                          64,043
Touchstone Money Market Fund                            67
Touchstone Third Avenue Value Fund                 377,436

During the year ended December 31, 2007, the Money Market Fund had $58,364 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2007 in the table above expire as follows:

                                                 Amount        Expiration Date

Touchstone Core Bond Fund                     $    203,221    December 31, 2008
                                                        22    December 31, 2011
                                                    59,279    December 31, 2012
                                                    74,295    December 31, 2013
                                                   629,628    December 31, 2014
                                              ------------
                                              $    966,445
                                              ------------

Touchstone High Yield Fund                    $    254,454    December 31, 2010
                                                 1,376,648    December 31, 2011
                                              ------------
                                              $  1,631,102
                                              ------------

Touchstone Money Market Fund*                 $    104,616    December 31, 2008
                                                   244,587    December 31, 2009
                                                        28    December 31, 2010
                                                       130    December 31, 2012
                                              ------------
                                              $    349,361
                                              ------------

Touchstone Third Avenue Value Fund*           $  2,206,185    December 31, 2010
                                                   216,360    December 31, 2011
                                                    22,282    December 31, 2013
                                                    11,333    December 31, 2014
                                              ------------
                                              $  2,456,160
                                              ------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations. As a result of a merger in 2003, the Fund acquired capital loss carry-overs, which may be limited as to their use under tax regulations.

                                                                           57
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

From November 1, 2007 to December 31, 2007, the following Fund incurred the following net losses ("Post-October losses"). The Fund intends to elect to defer these losses and treat them as arising on January 1, 2008:

                                                 Amount
Touchstone High Yield Fund                    $    188,578

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                          Undistributed
                                          Net Investment   Realized    Paid-In
                                              Income      Gain/Loss    Capital
Touchstone Baron Small Cap Growth Fund      $ 204,178     $      --   $(204,178)
Touchstone Core Bond Fund                       5,509        (5,509)         --
Touchstone Mid Cap Growth Fund                121,345      (121,345)         --
Touchstone Money Market Fund                       --        58,364     (58,364)
Touchstone Third Avenue Value Fund             (8,409)        8,409          --

For the six months ended June 30, 2008, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                 Net
                                                             Gross            Gross          Unrealized
                                             Federal       Unrealized      Unrealized       Appreciation
                                             Tax Cost     Appreciation    Depreciation     (Depreciation)
                                          -------------   -------------   -------------    -------------
Touchstone Baron Small Cap Growth Fund    $  21,427,161   $   8,255,449   $  (1,860,967)   $   6,394,482
Touchstone Core Bond Fund                 $  41,533,652   $     191,381   $  (1,603,492)   $  (1,412,111)
Touchstone High Yield Fund                $  28,821,593   $     135,419   $  (2,118,949)   $  (1,983,530)
Touchstone Large Cap Core Equity Fund     $  88,500,662   $   1,927,969   $  (6,179,535)   $  (4,251,566)
Touchstone Mid Cap Growth Fund            $  47,142,447   $   5,892,943   $  (4,131,602)   $   1,761,341
Touchstone Money Market Fund              $ 126,194,476   $          --   $          --    $          --
Touchstone Third Avenue Value Fund        $  92,085,185   $  31,248,547   $ (13,936,661)   $  17,311,886
Touchstone Aggressive ETF Fund            $  24,104,863   $     132,339   $  (1,350,770)   $  (1,218,431)
Touchstone Conservative ETF Fund          $  28,085,029   $     194,305   $    (824,302)   $    (629,997)
Touchstone Enhanced ETF Fund              $  42,838,303   $     447,776   $  (1,656,892)   $  (1,209,116)
Touchstone Moderate ETF Fund              $  92,465,130   $     383,918   $  (4,017,949)   $  (3,634,031)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

   58
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

8. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Fund Mergers

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund to the Large Cap Core Equity Fund in exchange for shares of the Large Cap Core Equity Fund and the subsequent liquidation of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund.

The acquisition was approved as follows:

                                                      Number of Votes
                                           -------------------------------------
                                              For         Against        Abstain
Eagle Capital Appreciation Fund            1,166,230       42,543        78,134
Growth & Income Fund                       1,292,858       11,777        68,580
Value Plus Fund                              861,169       11,375        92,826

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                             After
                                             Before Reorganization                       Reorganization
                          ------------------------------------------------------------   --------------
                             Eagle
                             Capital        Growth &          Value        Large Cap       Large Cap
                          Appreciation       Income           Plus        Core Equity      Core Equity
                              Fund            Fund            Fund            Fund            Fund
Shares                       2,110,008       2,735,664       1,061,313       2,065,150       8,103,660
Net Assets                $ 29,383,669    $ 22,422,153    $ 11,892,474    $ 21,675,049    $ 85,053,396
Net Asset Value           $      13.93    $       8.20    $      11.21    $      10.50    $      10.50
Unrealized Appreciation
  (Depreciation)          $     66,673    $    (20,156)   $     71,420    $   (938,416)   $   (820,479)
Accumulated Net
  Realized Gain (Loss)    $ (4,195,354)   $   (526,207)   $ (2,124,687)   $  3,472,934    $ (1,213,286)

                                                                           59
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Balanced Fund to the Moderate ETF Fund in exchange for shares of the Moderate ETF Fund and the subsequent liquidation of the Balanced Fund. In conjunction with this acquisition, Class I shares of the Touchstone Balanced Fund were exchanged for Class I shares of the Touchstone Moderate ETF Fund.

The acquisition was approved as follows:

                                         Number of Votes
                               --------------------------------
                                   For      Against     Abstain
                               1,318,658     20,946     167,983


The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain immediately before and after the reorganization:

                                                    Before                 After
                                                Reorganization         Reorganization
                                        -----------------------------  --------------
                                           Balanced      Moderate ETF   Moderate ETF
                                             Fund            Fund           Fund
Shares:
  Class I                                   1,898,502       2,204,182      4,166,321
  Class SC                                         --       1,733,248      1,733,248
Net Assets:
  Class I                                $ 24,444,917    $ 27,325,985   $ 51,646,235
  Class SC                               $         --    $ 21,401,361   $ 21,402,058
Net Asset Value:
  Class I                                $      12.88    $      12.40   $      12.40
  Class SC                               $         --    $      12.35   $      12.35
Unrealized Appreciation (Depreciation)   $    (58,366)   $    848,386   $    790,020
Accumulated Net Realized Gain            $     61,415    $    760,244   $    821,692

   60
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2008

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

                                                                           61
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                      Expenses
                                          Net Expense Ratio     Beginning           Ending        Paid During the
                                              Annualized      Account Value      Account Value    Six Months Ended
                                            June 30, 2008    January 1, 2008    June 30, 2008      June 30, 2008*
TOUCHSTONE BARON SMALL CAP GROWTH FUND
   Actual                                        1.55%         $ 1,000.00         $   909.40         $     7.42
   Hypothetical                                  1.55%         $ 1,000.00         $ 1,017.09         $     7.84

TOUCHSTONE CORE BOND FUND
   Actual                                        1.00%         $ 1,000.00         $   988.40         $     4.94
   Hypothetical                                  1.00%         $ 1,000.00         $ 1,019.90         $     5.02

TOUCHSTONE HIGH YIELD FUND
   Actual                                        1.05%         $ 1,000.00         $   996.20         $     5.21
   Hypothetical                                  1.05%         $ 1,000.00         $ 1,019.64         $     5.27

TOUCHSTONE LARGE CAP CORE EQUITY FUND
   Actual                                        1.00%         $ 1,000.00         $   885.90         $     4.69
   Hypothetical                                  1.00%         $ 1,000.00         $ 1,019.89         $     5.02

TOUCHSTONE MID CAP GROWTH FUND
   Actual                                        1.16%         $ 1,000.00         $   984.40         $     5.73
   Hypothetical                                  1.16%         $ 1,000.00         $ 1,019.09         $     5.83

TOUCHSTONE MONEY MARKET FUND
   Class I  Actual                               0.63%         $ 1,000.00         $ 1,015.60         $     3.18
   Class I  Hypothetical                         0.63%         $ 1,000.00         $ 1,021.71         $     3.19

   Class SC Actual                               0.69%         $ 1,000.00         $ 1,015.30         $     3.48
   Class SC Hypothetical                         0.69%         $ 1,000.00         $ 1,021.41         $     3.49

TOUCHSTONE THIRD AVENUE VALUE FUND
   Actual                                        1.06%         $ 1,000.00         $   965.50         $     5.18
   Hypothetical                                  1.06%         $ 1,000.00         $ 1,019.59         $     5.32

TOUCHSTONE AGGRESSIVE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00         $   908.70         $     3.56
   Class I  Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

   Class SC Actual                               0.75%         $ 1,000.00         $   909.10         $     3.56
   Class SC Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

TOUCHSTONE CONSERVATIVE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00         $   967.30         $     3.67
   Class I  Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

   Class SC Actual                               0.75%         $ 1,000.00         $   967.20         $     3.67
   Class SC Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

   62
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

TOUCHSTONE ENHANCED ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00         $   924.40         $     3.59
   Class I  Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

   Class SC Actual                               0.75%         $ 1,000.00         $   924.20         $     3.59
   Class SC Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

TOUCHSTONE MODERATE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00         $   934.10         $     3.61
   Class I  Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

   Class SC Actual                               0.75%         $ 1,000.00         $   934.70         $     3.61
   Class SC Hypothetical                         0.75%         $ 1,000.00         $ 1,021.13         $     3.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

                       This page intentionally left blank.

--------------------------------------------------------------------------------







--------------------------------------------------------------------------------









                               [LOGO] TOUCHSTONE(R)
                                      INVESTMENTS


                                                          TSF-1006-TVST-SAR-0806

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) The certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 25, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 25, 2008


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 27, 2008